                                         As filed with the SEC on August 1, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Registration No. 33-2659

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 79
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           1940 Act File No. 811-4556

                                Amendment No. 80

                         TRANSAMERICA IDEX MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-5068
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.

[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  On August 1, 2006 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica IDEX Mutual Funds relates only to TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value. The prospectuses and statements of additional information for the other series of Transamerica IDEX Mutual Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]                          Prospectus for
                                                       TA IDEX Class I Shares of
                                      TA IDEX Oppenheimer Small- & Mid-Cap Value
                                and TA IDEX Bjurman, Barry Micro Emerging Growth

                                                                  August 1, 2006


       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
Not insured by FDIC or any federal government agency.   May lose value.

Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

SECTION A -- FUND DESCRIPTIONS.........................    2
         TA IDEX Oppenheimer Small- & Mid-Cap Value....    2
         TA IDEX Bjurman, Barry Micro Emerging Growth..    5

SECTION B -- SHAREHOLDER INFORMATION...................    8
         Regulatory Proceedings........................    8
         Investment Adviser............................    8
         Class I Shares................................    8
         Features and Policies.........................    8
         Distribution of Shares........................   10
         Other Distribution or Service Arrangements....   10
         Distributions and Taxes.......................   10

-    APPENDIX A -- EXPLANATION OF STRATEGIES AND
     RISKS.............................................  A-1

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. This prospectus includes only the funds listed above. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE:

THIS PROSPECTUS INCLUDES CLASS I SHARES ONLY. CLASS I SHARES OF THE TA IDEX FUNDS LISTED IN THIS PROSPECTUS ARE CURRENTLY ONLY OFFERED FOR INVESTMENT TO CERTAIN FUNDS OF FUNDS OF AEGON/TRANSAMERICA SERIES TRUST (ATST): ATST ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, ATST ASSET ALLOCATION -- GROWTH PORTFOLIO, ATST ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO, ATST ASSET ALLOCATION -- MODERATE PORTFOLIO AND ATST INTERNATIONAL MODERATE GROWTH FUND AND THE FOLLOWING TA IDEX FUNDS OF FUNDS: TA IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, TA IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO AND TA IDEX MULTI-MANAGER INTERNATIONAL FUND.

TO HELP YOU UNDERSTAND . . .

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years or since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

SECTION A -- FUND DESCRIPTIONS
--------------------------------------------------------------------------------

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Oppenheimer Small- & Mid-Cap Value is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, OppenheimerFunds, Inc. (Oppenheimer) seeks to achieve this objective by investing mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers having a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a market capitalization between $3 billion and $13 billion). The fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions the fund will invest at least 80% of its assets in equity securities of small-cap and mid-cap domestic and foreign issuers. The fund emphasizes investment in equity securities of companies that Oppenheimer believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the fund, Oppenheimer uses a "value" approach to investing. The fund's portfolio managers search for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's book value, sales, earnings, growth potential and cash flows. The portfolio managers select securities one at a time. This is called a "bottom up" approach, and the portfolio managers use fundamental company analysis to focus on particular companies before considering industry trends. The portfolio managers consider the following factors in assessing a company's prospects: favorable supply/demand conditions for key products; development of new products or businesses; quality of management; competitive position in the marketplace; and allocation of capital.

WHAT IS "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

While the fund invests primarily in common stocks, it may also invest in preferred stocks and securities convertible into common stocks. Although they are debt securities, the sub-adviser considers some convertible securities to be "equity equivalents" because of the conversion feature, and their credit rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both credit risk and interest rate risk. To the extent that the fund buys convertible securities (or other debt securities), it will focus primarily on investment grade securities, which pose less credit risk than other lower-grade securities.


At times, the fund may increase the relative emphasis of its investments in a particular industry or industrial sector and it will then be subject to industry focus risk. To some extent, this risk is limited by the fund's policy of not concentrating its assets in investments in any one industry.


Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.


- VALUE INVESTING RISK

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- Changes in currency values

- Currency speculation

- Currency trading costs

- Different accounting and reporting practices

- Less information available to the public

- Less (or different) regulation of securities markets

- More complex business negotiations

- Less liquidity

- More fluctuations in prices

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

- Delays in settling foreign securities transactions

- Higher costs for holding shares (custodial fees)

- Higher transaction costs

- Vulnerability to seizure and taxes

- Political instability and small markets

- Different market trading days
- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- INDUSTRY FOCUS

Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect the industry more than others. To the extent that the fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


- MARKET RISK

The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists when investing in small/ mid-sized company stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not commence operations until August 1, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------

There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses(a)                                                0.20%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.15%
 EXPENSE REDUCTIONS(B)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           1.15%
-----------------------------------------------------------------------------



(a) Other expenses are based on estimates.


(b )Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through August 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.15%, of average daily net assets excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%, of average daily net assets excluding certain extraordinary expenses.

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.


----------------------------------
 SHARE CLASS    1 YEAR    3 YEARS
----------------------------------
      I          $117      $365
----------------------------------


(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million..............................     0.95%
Over $100 million up to $250 million............     0.90%
Over $250 million up to $500 million............     0.85%
Over $500 million...............................    0.825%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   OppenheimerFunds, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, NY 10281-1008

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Over $250 million up to $500 million............    0.375%
Over $500 million...............................     0.35%

PORTFOLIO MANAGERS:

JOHN DAMIAN and CHRIS LEAVY, CFA, serve as portfolio managers of this portfolio.

Mr. Damian, lead Portfolio Manager, is a vice president at Oppenheimer. Before joining Oppenheimer in September 2001, he was a senior equity analyst at Citigroup Asset Management from November 1999 through September 2001. Prior to that, from October 1997 through November 1999, he was a senior research analyst at Pzena Investment Management. Mr. Damian received his M.B.A., with distinction, from the Wharton School of the University of Pennsylvania in 1995.


Mr. Leavy is Co-Portfolio Manager and senior vice president, Head of the Value Equity Team at Oppenheimer and joined Oppenheimer in September 2000. He was previously a vice president and portfolio manager at Morgan Stanley Dean Witter Investment Management from 1997 through September 2000. Prior to that, he served as a portfolio manager and equity analyst at Crestar Asset Management. Mr. Leavy graduated magna cum laude from Trinity University with a B.A. in economics.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.


A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal year ending October 31, 2006.


FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because the fund commenced operations on August 1, 2006.

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Bjurman, Barry Micro Emerging Growth is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Bjurman, Barry & Associates (Bjurman, Barry), will invest under normal market conditions, at least 80% of its assets in the common stocks of emerging growth U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $1 billion, and which, in the opinion of Bjurman, Barry, have superior earnings growth characteristics.

Bjurman, Barry uses five quantitative models that emphasize both growth and value attributes, including earnings growth, earnings strength, earnings revision, price/earnings to growth ratio, and cash flow to price. This procedure identifies approximately 230 attractively priced stocks with the best growth prospects, which are further screened based on a top-down economic analysis designed to identify what the manager believes are the most promising industries over the next 12 to 18 months. Company fundamental analysis is then employed to produce a portfolio of stocks in the most promising sectors of the economy.

- WHAT IS A "TOP-DOWN" APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

To ensure a well diversified portfolio, assets in any one issue or industry are generally limited to 5% and 15%, respectively, of total assets. The Investment Policy Committee reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies that the Committee determines are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- AND MICRO-SIZED COMPANIES
Investing in small companies involves substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Investing in micro-sized companies involves even more risks than investing in other small companies. Micro-sized companies sometimes are not well-known to investors and may not have significant institutional and long-term investors. They tend to have small revenues, product lines, markets and financial resources, and their securities may trade less frequently and in more limited volume (and may thus be less liquid) than other larger companies. They may be engaged in activities for which the market is developing or may never develop. If adverse developments occur, the value of their securities may lose substantial value and be very volatile. They often require a long-term investment view and are not appropriate for all investors.


- RISK OF INVESTING AGGRESSIVELY


Certain risks are associated with investing aggressively; the value of developing company stocks may be very volatile, and can drop significantly in a short period of time.


- GROWTH STOCKS

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own business, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- INDUSTRY FOCUS

Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect the industry more than others. To the extent that the fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

- EMERGING GROWTH COMPANIES
Companies that Bjurman, Barry believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.


- MARKET RISK

The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seeks capital appreciation over the long term; is willing to assume the increased risks of investing in very small-sized, less established companies in exchange for potentially higher capital appreciation, can withstand substantial volatility in the value of his shares of the fund; and wishes to add to his personal holdings a fund that invests primarily in common stocks of emerging growth companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until August 1, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 1.05%
 Distribution and service (12b-1) fees                            N/A
 Other expenses(a)                                               0.20%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.25%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.25%
----------------------------------------------------------------------------



(a) Other expenses are based on estimates.


(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through August 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.25%, of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.25%, of average daily net assets, excluding certain extraordinary expenses.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.


----------------------------------
SHARE CLASS    1 YEAR     3 YEARS
----------------------------------
      I         $127       $397
----------------------------------


(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     1.05%
Over $250 million up to $500 million............     1.00%
Over $500 million...............................    0.975%

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Bjurman, Barry & Associates
   10100 Santa Monica Blvd.
   Suite 1200
   Los Angeles, CA 90067-4103

SUB-ADVISORY FEE:


The sub-adviser receives monthly compensation from the investment adviser at the annual rate of 0.55% of the fund's average daily net assets.


PORTFOLIO MANAGER:

O. THOMAS BARRY, III, CFA, CIC, serves as portfolio manager of this portfolio. Mr. Barry is Chief Investment Officer and Senior Executive Vice President of Bjurman, Barry & Associates. He serves as a Senior Portfolio Manager, member of the Board of Directors, and a Principal Member of the Investment Policy Committee. Prior to joining the firm in 1978, he was the Senior Investment Officer and Portfolio Manager at Security National Pacific Bank. Mr. Barry earned a B.A. majoring in Economics at the University of Iowa and his M.B.A. in Corporate Finance and Accounting at California State University, Long Beach.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ending October 31, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because the portfolio commenced operations August 1, 2006.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX's Board of Trustees is responsible for managing the business affairs of TA IDEX. The Board oversees the operation of TA IDEX by its officers. It also reviews the management of each fund's assets by TFAI and investment sub-advisers. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund's sub-adviser. The investment adviser also monitors the sub-adviser's buying and selling of portfolio securities and administration of the funds. For these services, TFAI is paid an investment advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rate previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA, is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Great Companies, L.L.C., AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

CLASS I SHARES

PURCHASE AND REDEMPTION OF SHARES

Class I shares of the funds in this prospectus are currently offered for investment only to the following TA IDEX fund of funds: TA IDEX Asset Allocation - Conservative Portfolio; TA IDEX Asset Allocation - Growth Portfolio; TA IDEX Asset Allocation - Moderate Growth Portfolio; TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Multi-Manager International Fund, and the following fund of funds of AEGON/Transamerica Series Trust (ATST): ATST Asset Allocation - Conservative Portfolio; ATST Asset Allocation - Growth Portfolio; ATST Asset Allocation - Moderate Growth Portfolio, ATST Asset Allocation - Moderate Portfolio and ATST International Moderate Growth Fund. Shares of the funds may be made available to other investors in the future.

FEATURES AND POLICIES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by a fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Orders for shares of the asset allocation funds mentioned above that invest in Class I shares of the funds and corresponding orders for the Class I shares of the funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding Class I shares of the funds on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


MARKET TIMING/EXCESSIVE TRADING



Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.



THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which they reasonably determine to be in connection with market timing or excessive trading.



However, because the shares of the funds are sold only to certain asset allocation funds, the funds' policies and procedures to discourage market timing or excessive trading are enforced by the asset allocation funds rather than the funds. Additionally information about such policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the funds by an asset allocation fund in furtherance of a portfolio's investment objective are not considered to be market timing or excessive trading.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ASSET ALLOCATION FUNDS

The TA IDEX and ATST funds of funds discussed above that invest in the TA IDEX funds may own a significant portion of the shares of a TA IDEX fund. Transactions by a fund of funds may be disruptive to an underlying TA IDEX fund.

INVESTMENT POLICY CHANGES

The funds, as part of their investment policies, invest at least 80% of their assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain investments as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed at any time by TA IDEX's Board of Trustees without shareholder approval.

To the extent authorized by law, TA IDEX and the each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

DISTRIBUTION OF SHARES

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears expenses of offering these shares to the public.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS


Transamerica Capital, Inc. ("TCI") (an affiliate of TFAI, TIM and AFSG), TFAI and fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the asset allocation funds that invest in the funds or render investor services to asset allocation fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the asset allocation funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds, do not result in increased expenses, are not reflected in the fees and expenses section of this prospectus and are described in more detail in the prospectus of the funds of funds.


DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

The funds will distribute all or substantially all of their net investment income and net capital gains to their shareholders each year. Although the funds will not have to pay income tax on amounts they distribute to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the funds declare a dividend in October, November, or December but pay it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from the funds, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax rate brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the funds before they make a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

TAXES ON THE SALE OF SHARES

If shares of a fund are sold for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

If more than 50% of the value of the total assets of a fund consists of stock or securities of foreign corporations at the close of a taxable year, the fund may elect to treat certain foreign taxes paid by them as paid by their shareholders. If a fund makes this election, the amount of the foreign taxes paid by the fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and its shareholders will be entitled either (a) to credit their proportionate amounts of the foreign taxes paid by the fund against their federal income tax liabilities, or (b) to deduct their proportionate amounts from their federal taxable income under certain circumstances.

WITHHOLDING TAXES

As with all mutual funds, the funds may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investment made in shares of the TA IDEX funds. More information is provided in the SAI of the funds. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the funds.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI of the funds, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

The funds qualify as diversified funds under the 1940 Act.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund's investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN FIXED-INCOME INSTRUMENTS

The funds may invest in "Fixed-Income Instruments," which as used in this prospectus include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Like common stocks, fixed-income instruments fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Fixed-income instrument prices tend to move inversely to interest rates. Why? Because when interest rates on new fixed-income instrument issues go up, rates on existing fixed-income instruments stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks.

- LENGTH OF TIME TO MATURITY. When a fixed-income instrument matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a fixed-income instrument generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Fixed-income instrument issuers typically make at least two promises: (1) to pay interest during the fixed-income instrument's term and
  (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the fixed-income instrument will probably drop in price dramatically, and may even become worthless.

                                   APPENDIX A-1

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

- DECLINES IN RATINGS. At the time of issue, many fixed-income instruments are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Group (S&P). The stronger the financial backing behind the fixed-income instruments, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the fixed-income instrument's rating. This is virtually certain to cause the fixed-income instrument to drop in price.


- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.


- LOSS OF LIQUIDITY. If a fixed-income instrument is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the fixed-income instrument may be hard to sell or "liquidate" (convert to cash).

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN SPECIAL SITUATIONS

Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event;

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

The funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

IPOS

IPOs are subject to specific risks which include:

- high volatility;

- no track record for consideration;

- securities may be illiquid;

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds' SAI.

                                   APPENDIX A-4

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
             Distributor: AFSG Securities Corporation, Member NASD


      Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated August 1, 2006, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                   TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
                  TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH

                                 CLASS I SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2006

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)


TA IDEX Oppenheimer Small- & Mid-Cap Value and TA IDEX Bjurman, Barry Micro Emerging Growth are series of Transamerica IDEX Mutual Funds ("Transamerica IDEX" or "TA IDEX"), an open-end management investment company that offers a selection of investment funds. Transamerica IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). TA IDEX Oppenheimer Small- & Mid-Cap Value and TA IDEX Bjurman, Barry Micro Emerging Growth are diversified.



This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Transamerica IDEX prospectus dated August 1, 2006, as it may be supplemented from time to time, which may be obtained free of charge by writing or calling Transamerica IDEX at the above address or telephone number. This SAI contains additional and more detailed information about Transamerica IDEX operations and activities than that set forth in the prospectus. The Transamerica IDEX Annual Report to shareholders, when available, including the financial statements therein, will be incorporated by reference in the SAI.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES....................................................     1
   INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES.......................     1
OTHER POLICIES AND PRACTICES OF THE FUNDS................................     2
   FOREIGN INVESTMENTS...................................................     2
      Emerging Markets...................................................     3
   WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES.......     3
   INCOME PRODUCING SECURITIES...........................................     4
   LENDING OF FUND SECURITIES............................................     5
   ILLIQUID AND RESTRICTED/144A SECURITIES...............................     5
   EQUITY EQUIVALENTS....................................................     5
   EVENT-LINKED BONDS....................................................     6
   COLLATERALIZED DEBT OBLIGATIONS.......................................     6
   REPURCHASE AND REVERSE REPURCHASE  AGREEMENTS.........................     6
   PASS-THROUGH SECURITIES...............................................     7
   HIGH YIELD/HIGH-RISK SECURITIES.......................................     7
      Valuation risks....................................................     7
      Liquidity risks....................................................     7
   U.S. GOVERNMENT SECURITIES............................................     7
   TEMPORARY DEFENSIVE POSITION..........................................     8
   OTHER SECURITIES IN WHICH THE FUND MAY INVEST.........................     8
      Corporate Debt Securities..........................................     8
      Commercial Paper...................................................     8
      International Agency Obligations...................................     8
      Bank Obligations or Savings and Loan Obligations...................     8
      Variable or Floating Rate Securities...............................     8
      Preferred Stocks...................................................     9
      Convertible Securities.............................................     9
      Common Stocks......................................................     9
   PORTFOLIO TURNOVER RATE...............................................     9
   DISCLOSURE OF PORTFOLIO HOLDINGS......................................     9

                                TABLE OF CONTENTS
                                  (continued)


                                                                            PAGE
                                                                            ----
INVESTMENT ADVISORY AND OTHER SERVICES...................................    10
   Investment Adviser Compensation.......................................    10
   Advisory Agreement....................................................    10
   Expense Limitation....................................................    11
SUB-ADVISERS.............................................................    11
   Information About the Funds' Portfolio Managers.......................    12
DISTRIBUTOR..............................................................    12
ADMINISTRATIVE SERVICES..................................................    12
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES...........................    12
FUND TRANSACTIONS AND BROKERAGE..........................................    13
   Directed Brokerage....................................................    14
TRUSTEES AND OFFICERS....................................................    14
SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES..............    22
NET ASSET VALUE DETERMINATION............................................    23
   When Share Price is Determined........................................    23
   How NAV is Determined.................................................    23
DIVIDENDS AND OTHER DISTRIBUTIONS........................................    24
REDEMPTION OF SHARES.....................................................    24
TAXES....................................................................    24
PRINCIPAL SHAREHOLDERS...................................................    28
MISCELLANEOUS............................................................    28
   ORGANIZATION..........................................................    28
   SHARES OF BENEFICIAL INTEREST.........................................    28
   INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM...............    28
   CODES OF ETHICS.......................................................    28
   PROXY VOTING POLICIES AND PROCEDURES..................................    29
PERFORMANCE INFORMATION..................................................    29
   Average Annual Total Return Quotation.................................    29
   Average Annual Total Return (After Taxes on Distributions) Quotation..    30
   Average Annual Total Return (After Taxes on Distributions and
      Redemption) Quotation..............................................    30
FINANCIAL STATEMENTS.....................................................    31
APPENDIX A...............................................................    A-1
APPENDIX B...............................................................    B-1

                              INVESTMENT OBJECTIVES


The prospectus discusses the investment objectives of TA IDEX Oppenheimer Small- & Mid-Cap Value and TA IDEX Bjurman, Barry Micro Emerging Growth (each a "fund," collectively, the "funds"), the principal investment strategies and risks of each fund, and the policies and practices of the funds. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.



There can be no assurance that a fund will, in fact, achieve its objectives. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.


INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES


As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy. The funds have adopted the following fundamental restrictions:


1.   DIVERSIFICATION

Each fund shall be a "diversified company" as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   BORROWING

Each fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.   SENIOR SECURITIES

Each fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.   UNDERWRITING SECURITIES

Each fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act, each fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5.   REAL ESTATE

Each fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, each fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6.   MAKING LOANS

Each fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7.   CONCENTRATION OF INVESTMENTS

Each fund may not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

8.   COMMODITIES

Each fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL RESTRICTIONS

Furthermore, each fund has adopted certain of the following non-fundamental restrictions, which may be changed by the Transamerica IDEX Board of Trustees without shareholder approval.





(A) INVESTMENT IN OTHER INVESTMENT COMPANIES

Each fund may not purchase securities issued by registered open-end investment companies or registered unit investment trusts in reliance upon Section 12(d)(1)(F) or Section 12(d)(I)(G) of the 1940 Act.

(B) ILLIQUID SECURITIES

Each fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

                    OTHER POLICIES AND PRACTICES OF THE FUNDS

FOREIGN INVESTMENTS

A fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.


If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the funds' assets. The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.


A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.


EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.


WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

INCOME PRODUCING SECURITIES

Unless as otherwise disclosed, a fund generally will purchase defaulted securities only when the respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


     Disposition of Fund Securities. A fund generally intends to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. A fund will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the fund's ability to readily dispose of securities to meet redemptions.


     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the fund.

Other types of income producing securities that a fund may purchase include, but are not limited to, the following:

     Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by the fund at a specified price.

     Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security.

A fund will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

A fund, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, a fund must receive at least 100% collateral, in the form of cash or U.S. Government s securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a fund does not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. A fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.


TA IDEX's Board of Trustees has authorized the sub-advisers of the funds to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, a fund's sub-adviser generally will consider several factors in determining whether a Rule 144A security is liquid, such as:
1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when the fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

EQUITY EQUIVALENTS

In addition to investing in common stocks, a fund may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which a fund might invest.

EVENT-LINKED BONDS

A fund may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

A fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the fund deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

A fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as a fund.

HIGH YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (commonly known as "junk bonds") are below investment grade securities that involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. A fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of the fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus, are direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the fund may, at times, choose to hold some or all of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decreases. Furthermore, when a fund assumes a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH A FUND MAY INVEST

CORPORATE DEBT SECURITIES. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans.

PREFERRED STOCKS. Subject to its investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE


Changes may be made in the portfolio of a fund consistent with its investment objective and policies whenever such changes are believed to be in the best interests of the fund and its shareholders, and the fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for an underlying fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences.



The portfolio turnover rate for a fund is calculated by dividing the lesser of the fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS


It is the policy of the funds to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The funds' service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the funds' policies.



The funds, or their duly authorized service providers, may publicly disclose holdings of the funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the funds' completed purchases and sales may only be made available after the public disclosure of the funds' portfolio holdings.



The funds will publish all portfolio holdings on a monthly basis on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the funds. The funds may then forward the information to investors and consultants requesting it. As the funds have not yet commenced operations, the funds' portfolio holdings are not yet available.



There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds by these services and departments, the funds may distribute (or authorize its service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the portfolio holdings or results of the analysis become public information; and
(ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the funds' investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.



The Board and an appropriate officer of the investment adviser's compliance department or the funds' Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the funds' policies and procedures on disclosure of portfolio holdings.


                     INVESTMENT ADVISORY AND OTHER SERVICES


Transamerica IDEX has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with Transamerica Fund Advisors, Inc. ("TFAI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TFAI supervises each fund's investments and conducts its investment program. TFAI hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser.


TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) ("Western Reserve") and AUSA Holding Company (23%) ("AUSA"), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION


TFAI receives compensation, calculated daily and paid monthly, from the funds at the following annual rate (expressed as a specified percentage of each fund's average daily net assets):


                                                         PERCENTAGE OF
FUND                                                AVERAGE DAILY NET ASSETS
----                                           --------------------------------
TA IDEX Oppenheimer Small- & Mid-Cap Value     0.95% of the first $100 million;
                                               0.90% over $100 million up to
                                               $250 million; 0.85% over $250
                                               million up to $500 million; and
                                               0.825 over $500 million

TA IDEX Bjurman, Barry Micro Emerging Growth   1.05% of the first $250 million;
                                               1.00% over $250 million up to
                                               $500 million; and 0.975% over
                                               $500 million

ADVISORY AGREEMENT


For each fund, the duties and responsibilities of the Investment Adviser are specified in the Advisory Agreement. The Advisory Agreement provides that TFAI will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and
(iii) be responsible for the administration of the fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the fund, TFAI or by a vote of shareholders of the fund. The Advisory Agreement provides that after an initial term of up to two years, it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.



The Advisory Agreement also provides that TFAI shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of TFAI in the performance of its duties thereunder.



Each fund pays its allocable share of the fees and expenses of its non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or TFAI, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.


EXPENSE LIMITATION


TFAI has entered into an expense limitation arrangement with Transamerica IDEX on behalf of the funds, pursuant to which TFAI has agreed to waive fees and/or reimburse expenses, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes, and 12b-1 fees and certain extraordinary expenses, exceeds a certain percentage of the fund's average daily net assets as listed below. The fund will, at a later date reimburse TFAI for fees and/or expenses previously waived or reimbursed during the previous 36 months if the estimated annualized operating expenses of the fund are less than the expense cap. However, the fund will proceed to such recoupment only if, after such recoupment, the fund's expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless TFAI provides written notice to Transamerica IDEX. The agreement will terminate upon termination of the Investment Advisory Agreement.



The applicable expense caps for each of the funds are listed in the following table:

                                               EXPENSE
FUND                                             CAP
----                                           -------
TA IDEX Oppenheimer Small- & Mid-Cap Value      1.15%
TA IDEX Bjurman, Barry Micro Emerging Growth    1.25%

SUB-ADVISERS


OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, serves as sub-adviser to TA IDEX Oppenheimer Small- & Mid-Cap Value pursuant to a sub-advisory agreement with TFAI.


Bjurman, Barry & Associates ("Bjurman, Barry"), located at 10100 Santa Monica Blvd., Suite 1200, Los Angeles, CA 90067, serves as sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth pursuant to a sub-advisory agreement with TFAI.

Fund                             Sub-Adviser            Sub-Advisory Fee
----                           --------------   --------------------------------
TA IDEX Oppenheimer Small-       Oppenheimer    0.40% of assets up to $250
& Mid-Cap Value                                 million of average daily net
                                                assets; 0.375% over $250 up to
                                                $500 million of average daily
                                                net assets; 0.35% of average
                                                daily net assets in excess of
                                                $500 million.

TA IDEX Bjurman, Barry Micro   Bjurman, Barry   0.55% of average daily net
Emerging Growth                                 assets.

INFORMATION ABOUT THE FUNDS' PORTFOLIO MANAGERS


Information regarding the other accounts managed by the funds' portfolio managers, the methods by which the funds' portfolio managers are compensated, the range of securities owned by the portfolio managers and a description of the conflicts of interest policy applicable to the portfolio managers are provided in Appendix A of this SAI.


                                   DISTRIBUTOR


Transamerica IDEX has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above.


                             ADMINISTRATIVE SERVICES


TFAI is responsible for the supervision of all administrative functions and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with TFAI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the funds and the preparation and filing of the funds' initial registration statements under the 1933 Act and 1940 Act are also paid by TFAI. Transamerica IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with Transamerica Fund Services, Inc. ("TFS") on behalf of the funds. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by Transamerica IDEX related to such functions. The funds have entered into an agreement wherein each fund would pay 0.02% of its daily net assets annually for such administrative service.



The administrative duties of TFS with respect to the funds include: providing each fund with office space, telephones, office equipment and supplies; paying the compensation of the funds' officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the funds with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the funds (other than those maintained by the funds' custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the funds' custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.



The funds commenced operations on August 1, 2006. As a result, no administrative fees were paid for the past fiscal year.


                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES


Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for Transamerica IDEX. The custodian is not responsible for any of the investment policies or decisions of the funds, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.



TFS, 570 Carillon Parkway, St. Petersburg, Florida 33716, also is the transfer agent, withholding agent and dividend disbursing agent for the fund. TFS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of TFAI. The funds pay the transfer agent an annual per-account charge of $19.60 for each Open Account and $1.50 for each Closed Account. There is no new account charge.



Transaction requests should be mailed to Transamerica IDEX Mutual Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica IDEX Mutual Funds, 330 W. 9th Street, Kansas City, MO 65105 (for overnight mail).



IBT is a provider of data processing and recordkeeping services for the Transamerica IDEX transfer agent. The funds may use an affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.")



The funds commenced operations on August 1, 2006. As a result, no transfer agency fees were paid and no brokerage credits were received for the past fiscal year.


                         FUND TRANSACTIONS AND BROKERAGE


Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by the fund's sub-adviser, whose policy is to obtain the "best execution" of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the "1934 Act").



In selecting brokers and dealers and in negotiating commissions, the fund's sub-adviser may consider a number of factors, including but not limited to:


     The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

     The nature of the security being traded;

     The size and type of the transaction;

     The nature and character of the markets for the security to be purchased or sold;

     The desired timing of the trade;

     The activity existing and expected in the market for the particular security;

     The quality of the execution, clearance and settlement services;

     Financial stability;

     The existence of actual or apparent operational problems of any broker or dealer; and

     Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

     Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

     Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

     Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

     Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TFAI, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, Transamerica IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE


A sub-adviser to a fund, to the extent consistent with the best execution and with TFAI's usual commission rate policies and practices, may place portfolio transactions of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.


                              TRUSTEES AND OFFICERS


The Trustees and executive officers of Transamerica IDEX are listed below. The Board of Trustees governs each TA IDEX fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of the TA IDEX funds and the operation of Transamerica IDEX by its officers. The Board also reviews the management of the funds' assets by TFAI and the Sub-Adviser. Transamerica IDEX is part of a Fund Complex which consists of Transamerica IDEX, AEGON/Transamerica

Series Trust ("ATST"), and Transamerica Income Shares, Inc. ("TIS"), and consists of 91 funds/portfolios as of the date of this SAI.



Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, is replaced or his or her term as a Trustee is terminated in accordance with the funds' by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.



                                            TERM OF                                           NUMBER OF
                                          OFFICE AND                                           FUNDS IN
                                           LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    COMPLEX         OTHER
   NAME, ADDRESS AND AGE      POSITION   TIME SERVED*                 5 YEARS                  OVERSEEN    DIRECTORSHIPS
   ---------------------     ---------   ------------   -----------------------------------   ---------    -------------
INTERESTED TRUSTEES+

Brian C. Scott               Trustee,    2002-present   President & CEO (July 2002 - July         91           N/A
4333 Edgewood Rd. NE                                    2006), TA IDEX; Trustee (2002 -
Cedar Rapids, IA 52499                                  present), President and CEO (July
(DOB 9/29/43)*                                          2002 - July 2006), ATST; Director
                                                        (2002 - present, President & CEO
                                                        (July 2002 - July 2006), TIS;
                                                        President & Director (2002 - 2004),
                                                        Transamerica Index Funds, Inc.
                                                        (TIF); Manager, Transamerica
                                                        Investment Management, LLC (TIM)
                                                        (2002 - 2005); Director (2002 -
                                                        present), President & CEO (2002 -
                                                        July 2006), TFAI; Director (2001 -
                                                        present), President & CEO(2002 -
                                                        July 2006), TFS; CEO, Transamerica
                                                        Investors, Inc. (TII) (2003 -
                                                        2006); Director, President & CEO,
                                                        Endeavor Management Company (2001 -
                                                        2002)

INDEPENDENT TRUSTEES

Peter R. Brown               Chairman,   Indefinite*    Chairman & Trustee, ATST (1986 -          91           N/A
8323 40th Place North        Trustee     1986-present   present); Director, TIS (2002 -
St. Petersburg, FL 33709                                present); Chairman & Director, TIF
(DOB 5/10/28)                                           (2002 - 2004); Chairman of the
                                                        Board, Peter Brown Construction
                                                        Company (1963 - 2000); Rear Admiral
                                                        (Ret.) U.S. Navy Reserve, Civil
                                                        Engineer Corps

Charles C. Harris            Trustee     Indefinite*    Trustee, ATST (1986 - present);           91           N/A
2 Seaside Lane, #304                     1994 -         Director, TIS (2002 - present)
Belleair Bluffs, FL 33756                present
(DOB 7/15/30)

Russell A. Kimball, Jr.      Trustee     Indefinite*    Trustee, ATST (1986 - present);           91           N/A
1160 Gulf Boulevard                      2002 -         Director, TIS (2002 - present);
Clearwater Beach, FL 33767               present        General Manager, Sheraton Sand Key
(DOB 8/17/44)                                           Resort (1975 - present)

William W. Short, Jr.        Trustee     Indefinite*    Trustee, ATST (2000 - present);           91           N/A
7882 Lantana Creek Road                  1986-          Director, TIS (2002 - present);
Largo, FL 33777                          present        Retired CEO and Chairman of the
(DOB 2/25/36)                                           Board, Shorts, Inc.

Daniel Calabria              Trustee     Indefinite*    Trustee, ATST (2001 - present);           91           N/A
7068 S. Shore Drive S.                   1996 -         Director, TIS (2002 - present);
South Pasadena, FL 33707                 present        Trustee, Florida Tax Free Funds
(DOB 3/5/36)                                            (1993 - 2004)

                                            TERM OF                                           NUMBER OF
                                          OFFICE AND                                           FUNDS IN
                                           LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    COMPLEX         OTHER
   NAME, ADDRESS AND AGE      POSITION   TIME SERVED*                 5 YEARS                  OVERSEEN    DIRECTORSHIPS
   ---------------------     ---------   ------------   -----------------------------------   ---------    -------------
Jack E. Zimmerman            Trustee     Indefinite*    Retired Director, Regional                46           N/A
6778 Rosezita Lane                       1986-present   Marketing of Marietta Corporation &
Dayton, OH 45459                                        Director of Strategic Planning,
(DOB 2/3/28)                                            Martin Marietta Baltimore
                                                        Aerospace.

Leo J. Hill                  Trustee     Indefinite*    Trustee, ATST (2001 - present);           91           N/A
7922 Bayou Club Blvd.                    2002-present   Director, TIS (2002 - present);
Largo, FL 33777                                         Owner & President, Prestige
(DOB 3/27/56)                                           Automotive Group (2001 - 2005);
                                                        President, L. J. Hill & Company
                                                        (1999 - Present); Market President,
                                                        Nations Bank of Sun Coast Florida
                                                        (1998 - 1999); President & CEO,
                                                        Barnett Banks of Treasure Coast
                                                        Florida (1994 - 1998); EVP & Senior
                                                        Credit Officer, Barnett Banks of
                                                        Jacksonville, Florida (1991 -
                                                        1994); SVP & Senior Loan
                                                        Administration Officer, Wachovia
                                                        Bank of Georgia (1976 - 1991)

Janice B. Case               Trustee     Indefinite*    Trustee, ATST (2001 - present);           91      Central Vermont
205 Palm Island NW                       2002-present   Director, TIS (2002 - present);                   Public Service
Clearwater, FL 33767                                    Senior Vice President, Florida                    Co.
(DOB 9/27/52)                                           Power Corporation (1996 - 2000);
                                                        Director, Central Vermont Public
                                                        Service Corp (2001 - present);
                                                        Director, Western Electricity
                                                        Coordinating Council (2002 -
                                                        present); Director, Candence
                                                        Network, Inc. (1997 - 2004);
                                                        Trustee, Morton Plant Mease
                                                        Healthcare (1999 - 2005); Director
                                                        Arts Center & Theatre (2001 -
                                                        present)

Norm R. Nielsen              Trustee     Indefinite*    Trustee, ATST (2006-present);             91      Iowa Student
9687 Cypress Hammock, #201               2006-present   Director, TIS (2006 - present);                   Loan Liquidity
Bonita Springs, FL 34135                                President, Kirkwood Community                     Corporation
(DOB 5/11/39)                                           College (1985 - 2005); Director,                  (1998-present)
                                                        Iowa Health Systems (1994 - 2003);                Buena Vista
                                                        Director, Iowa City Area                          University Board
                                                        Development (1996 - 2004)                         of Trustees
                                                                                                          (2004-present)

John W. Waechter             Trustee     Indefinite*    Trustee, ATST (2004 - present);           91           N/A
5913 Bayview Circle                      2005-present   Director, TIS (2004 - present);
Gulfport, FL 33707                                      Executive Vice President, Chief
(DOB 2/25/52)                                           Financial Officer, Chief Compliance
                                                        Officer, William R. Hough & Co.
                                                        (1979 - present), Treasurer The
                                                        Hough Group of Funds (1993 - 2004)

Robert L. Anderson, Ph.D.    Trustee     Indefinite*    Dean, Professor, College of               46           N/A
3301 Bayshore Blvd., #1408               2005-Present   Business, University of South
Tampa, FL 33629                                         Florida (1995 - present)
(DOB 10/30/40)

OFFICERS


                                                  TERM OF
                                                OFFICE AND
                                                 LENGTH OF
NAME, ADDRESS** AND                                TIME                  PRINCIPAL OCCUPATION(S) OR
        AGE                   POSITION           SERVED***             EMPLOYMENT DURING PAST 5 YEARS
-------------------           --------          ----------             ------------------------------
John K. Carter        President & Chief         1999 -       President & CEO (July 2006 - present), Sr. Vice
(DOB 4/24/61)         Executive Officer (July   present      President (1999 - June 2006), General Counsel,
                      2006 - present),                       Secretary & Chief Compliance Officer, ATST (1999
                      General Counsel,                       - present); Director & CEO (July 2006 - present),
                      Secretary & Chief                      Sr. Vice President (2002 - June 2006), General
                      Compliance Officer                     Counsel, Secretary & Chief Compliance Officer,
                                                             TIS; President, CEO (July 2006 - present), Sr.
                                                             Vice President (1999 - June 2006), Director,
                                                             General Counsel, & Secretary (2000-present),
                                                             Chief Compliance Officer (2004 - present), TFAI;
                                                             President, CEO (July 2006 - present), Sr. Vice
                                                             President (1999 - June 2006), Director, General
                                                             Counsel, & Secretary (2001 - present), TFS;; Vice
                                                             President, AFSG Securities Corporation (AFSG)
                                                             (2001 - present); CEO (July 2006 - present), Vice
                                                             President, General Counsel, Secretary & Chief
                                                             Compliance Officer (2003 - present), TII; Vice
                                                             President, Transamerica Investment Services, Inc.
                                                             (TISI) (2003 - 2005) & TIM (2001 - 2005)

Glenn Brightman       Senior Vice President &   2005 -       Senior Vice President & Principal Financial
(DOB 12/1/72)         Principal Financial       present      Officer, ATST, TII and TIS (2005 - present);
                      Officer                                Senior Vice President, TFS, TFAI (2005 -
                                                             present); Manager - Mutual Fund Accounting, The
                                                             Vanguard Group, Inc. (1996 - 2005).


+    May be deemed an "interested person" (as that term is defined in the 1940
     Act) of TA IDEX because of his employment with TFAI or an affiliate of TFAI.


* Each Trustee serves an indefinite term until he or she is removed, reaches mandatory retirement age, resigns or becomes incapacitated.


** The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of TA IDEX, except for the Chief Compliance Officer, receives any compensation from TA IDEX.

***  Elected and serves at the pleasure of the Board of Trustees of TA IDEX.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to each fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has eight standing committees that each perform specialized functions: the Audit, Nominating, Valuation, Valuation Oversight, Governance, Contract Renewal, Compensation and Proxy Voting Committees. Except for the Valuation Committee, each committee is composed solely of Independent Trustees.


                                                                                                                NUMBER OF
                                                                                                                 MEETINGS
                                                                                                                   HELD
                                                                                                                  DURING
                                                                                                                   LAST
     COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
     ---------                               ---------                                     -------             -----------
AUDIT                 Review the financial reporting process, the system of     John Waechter; Chairman;            5
                      internal control, the audit process, and the              Janice Case; Charles Harris;
                      Transamerica IDEX process for monitoring compliance       Daniel Calabria; Leo Hill;
                      with investment restrictions and applicable laws and      Peter Brown; William Short,
                      the Transamerica IDEX Code of Ethics.                     Jr.; & Russell Kimball

                                                                                                                NUMBER OF
                                                                                                                 MEETINGS
                                                                                                                   HELD
                                                                                                                  DURING
                                                                                                                   LAST
     COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
     ---------                               ---------                                     -------             -----------
NOMINATING            The Nominating Committee operates under a written         Peter Brown, Chairman;              1
                      charter. The Nominating Committee nominates and           Daniel Calabria; Charles
                      evaluates Independent Trustee candidates. The             Harris; William Short, Jr.;
                      Nominating Committee meets periodically, as               & Russell Kimball
                      necessary, and met twice during TA IDEX's most
                      recently completed fiscal year.  While the
                      Nominating Committee is solely responsible for the
                      selection and nomination of potential candidates to
                      serve on the Board, the Nominating Committee may
                      consider nominations from shareholders of the
                      funds.  Shareholders may submit for the Nominating
                      Committee's consideration, recommendations
                      regarding potential nominees for service on the
                      Board.  Each eligible shareholder or shareholder
                      group may submit no more than one nominee each
                      calendar year.

                      In order for the Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee: the nominee must satisfy all qualifications provided in TA IDEX's organizational documents, including qualification as a possible
                      Independent Director/Trustee if the nominee is to serve in that capacity; the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group; neither the nominee nor any member of the nominee's immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group; neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee's name was submitted, during the immediately preceding calendar year, or during the year when the nominee's name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group; the nominee may not be an executive officer, director/trustee or person fulfilling similar functions of the nominating shareholder or any member of the nominating

                                                                                                                NUMBER OF
                                                                                                                 MEETINGS
                                                                                                                   HELD
                                                                                                                  DURING
                                                                                                                   LAST
     COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
     ---------                               ---------                                     -------             -----------
                      shareholder group, or of an affiliate of the nominating
                      shareholder or any such member of the nominating
                      shareholder group; the nominee may not control the
                      nominating shareholder or any member of the nominating
                      shareholder group (or, in the case of a holder or
                      member that is a fund, an interested person of such
                      holder or member as defined by Section 2(a)(19) of the
                      1940 Act); and a shareholder or shareholder group may
                      not submit for consideration a nominee which has
                      previously been considered by the Nominating Committee.

                      In addition, in order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a fund's (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination);
                      in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also bear the economic risk of the investment; and the nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote, (b) shared power to vote or direct the vote, (c) sole power to dispose or direct the disposition of such shares, and (d) shared power to dispose or direct the disposition of such shares (in addition the certification shall provide that the shares have been held continuously for at least two years).

                      In assessing the qualifications of a potential candidate for membership on the Board, the Nominating
                      Committee may consider the candidate's potential contribution to the operation of the Board and its committees, and such other

                                                                                                                NUMBER OF
                                                                                                                 MEETINGS
                                                                                                                   HELD
                                                                                                                  DURING
                                                                                                                   LAST
     COMMITTEE                               FUNCTIONS                                     MEMBERS             FISCAL YEAR
     ---------                               ---------                                     -------             -----------
                      factors as it may deem relevant.

COMPENSATION          Reviews compensation arrangements for each Trustee        Janice Case; Charles Harris,        1
                                                                                Co-Chairs; Peter Brown;
                                                                                Daniel Calabria; Russell
                                                                                Kimball; Leo Hill; William
                                                                                Short, Jr.; Jack Zimmerman;
                                                                                Robert Anderson; Norm
                                                                                Nielsen; & John Waechter

VALUATION OVERSIGHT   Oversee the process by which the fund calculates its      Leo Hill, Chairman; Charles         4
                      net asset value to verify consistency with its            Harris; Robert Anderson; &
                      valuation policies and procedures, industry guidance,     William Short, Jr.
                      interpretative positions issued by the SEC and its
                      staff, and industry best practices.

PROXY VOTING          Provides the fund's consent to vote in matters where      Russell Kimball, Jr.,               1
                      the Adviser or Sub-Adviser seeks such consent because     Chairperson; William Short;
                      of a conflict of interest that arises in connection       & Leo Hill
                      with a particular vote, or for other reasons.  The
                      Proxy Committee also may review the Adviser's and the
                      Sub-Adviser's proxy voting policies and procedures in
                      lieu of submission of the policies and procedures to
                      the entire Board for approval.

GOVERNANCE            Provide oversight responsibilities and monitor certain    Daniel Calabria, Chairman;          1
                      issues, in consultation with the Chief Compliance         William Short, Jr.; Russell
                      Officer and independent trustees' counsel, that affect    Kimball, Jr.; & Leo Hill
                      the duties of independent members of the Board

CONTRACT RENEWAL      Reviews contracts between or among the fund and its       Russell Kimball, Jr.,               1
                      service providers.  Oversight responsibilities for the    Chairman; Daniel Calabria;
                      process of evaluating new contracts, reviewing existing   Janice Case; & Jack
                      contracts on a periodic basis and make recommendations    Zimmerman
                      to the Board with respect to any contracts affecting
                      the fund.

MARKETING OVERSIGHT   Oversees the marketing efforts on behalf of the funds.    Robert Anderson, Chairman;          0
                                                                                & Janice Case


TRUSTEE OWNERSHIP OF EQUITY SECURITIES


The table below gives the dollar range of shares of the funds, as well as the aggregate dollar range of shares of all funds advised and sponsored by TFAI (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2005:

                             DOLLAR RANGE OF     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                          EQUITY SECURITIES IN     IN ALL INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                 THE FUND          TRUSTEES IN FAMILY OF INVESTMENT COMPANIES
---------------           --------------------   -------------------------------------------
Peter R. Brown                     -0-                          Over $100,000
Daniel Calabria                    -0-                          Over $100,000
Janice B. Case                     -0-                          Over $100,000
Charles C. Harris                  -0-                          Over $100,000
Leo J. Hill                        -0-                          Over $100,000
Russell A. Kimball, Jr.            -0-                          Over $100,000
Brian C. Scott*                    -0-                         Under $100,000
William W. Short, Jr.              -0-                          Over $100,000
Jack E. Zimmerman                  -0-                          Over $100,000
John W. Waechter                   -0-                          Over $100,000
Robert L. Anderson(1)              -0-                               -0-
Norm R. Nielsen(2)                 -0-                               -0-


* Interested Trustees as defined in the 1940 Act due to employment with a TFAI affiliate.


(1)  Mr. Anderson did not become a Trustee until September 2005.

(2)  Mr. Nielsen did not become a Trustee until May 2006.

CONFLICTS OF INTEREST


The following table sets forth information as of December 31, 2005 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, Sub-Adviser or Distributor of the funds, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.


                             NAME OF OWNERS AND                  TITLE       VALUE OF
NAME OF TRUSTEE           RELATIONSHIPS TO TRUSTEE   COMPANY   OF CLASS     SECURITIES    PERCENT OF CLASS
---------------          -------------------------   -------   --------   -------------   ----------------
Peter R. Brown           N/A                         N/A          N/A          N/A               N/A
Charles C. Harris        N/A                         N/A          N/A          N/A               N/A
Russell A. Kimball, Jr.  N/A                         N/A          N/A          N/A               N/A
William W. Short, Jr.    N/A                         N/A          N/A          N/A               N/A
Robert L. Anderson       N/A                         N/A          N/A          N/A               N/A
Daniel Calabria          N/A                         N/A          N/A          N/A               N/A
Janice B. Case           N/A                         N/A          N/A          N/A               N/A
Leo J. Hill              N/A                         N/A          N/A          N/A               N/A
Jack E. Zimmerman        N/A                         N/A          N/A          N/A               N/A
                         N/A                         N/A          N/A          N/A               N/A
John W. Waechter         N/A                         N/A          N/A          N/A               N/A
Norm R. Nielsen(1)       N/A                         N/A          N/A          N/A               N/A

(2)  Mr. Nielsen did not become a Trustee until May 2006.

Disinterested Trustees receive a total annual retainer fee of $64,000 from the TA IDEX funds, of which the funds pay a pro rata share allocable to each TA IDEX fund based on the relative assets of the fund. The Chairman of the Board also receives an additional retainer of $40,000 per year. Each Audit Committee member receives an additional retainer of $6,000, except the audit committee financial expert, whose additional retainer amounts to $10,000. Any fees and expenses paid to Trustees who are affiliates of TFAI or AFSG are paid by TFAI and/or AFSG and not by the funds.

Under a non-qualified deferred compensation plan (the "Plan") available to the Trustees, compensation may be deferred that would otherwise be payable by the Transamerica IDEX and/or ATST, to a Disinterested Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any material impact on the funds.


Although the funds have not yet commenced operations, the following table provides compensation amounts paid to Disinterested Trustees for the fiscal year ended October 31, 2005 by TA IDEX:

                               COMPENSATION TABLE


                                       AGGREGATE
                                   COMPENSATION FROM   PENSION OR RETIREMENT   TOTAL COMPENSATION PAID
                                   TRANSAMERICA IDEX    BENEFITS ACCRUED AS     TO TRUSTEES FROM FUND
NAME OF PERSON, POSITION            MUTUAL FUNDS(1)    PART OF FUND EXPENSES          COMPLEX(2)
------------------------           -----------------   ---------------------   -----------------------
Peter R. Brown, Trustee               $ 74,500.00                    --             $  193,750.00
Daniel Calabria, Trustee              $ 58,000.00            $41,200.00             $  152,250.00
Janice B. Case, Trustee               $ 60,500.00                    --             $  158,250.00
Charles C. Harris, Trustee            $ 60,500.00            $12,100.00             $  158,250.00
Leo J. Hill, Trustee                  $ 60,500.00             $3,600.00             $  158,250.00
Russell A. Kimball, Jr., Trustee      $ 43,500.00            $43,500.00             $  137,750.00
William W. Short, Jr., Trustee        $ 60,500.00                    --             $  158,250.00
Jack E. Zimmerman, Trustee            $ 34,500.00                    --             $  128,750.00
John W. Waechter(3)                   $ 46,000.00                    --             $   46,000.00
Robert L. Anderson(4)                 $  9,000.00                    --             $    9,000.00
Norm Nielsen(5)                                --                    --                        --
                                      -----------           -----------             -------------
   Total:                             $507,500.00           $100,400.00             $1,300,500.00
                                      ===========           ===========             =============



(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2005 were as follows: Peter R. Brown $1,159; Daniel Calabria $41,465; Janice B. Case $0; Charles C. Harris $12,100; Leo J. Hill $8,480; Russell A. Kimball, Jr. $58,836; William W. Short, Jr. $82; Jack E. Zimmerman $0; John W. Waechter $0; Robert L. Anderson $0; Norm R. Nielsen $0.


(2)  The Fund Complex currently consists of Transamerica IDEX, ATST and TIS.

(3)  Mr. Waechter did not become a Trustee until February 25, 2005.

(4)  Mr. Anderson did not become a Trustee until September, 2005.


(5)  Mr. Nielsen did not become a Trustee until May, 2006


A Trustee who is an Independent Trustee may elect to serve as Trustee Emeritus of the Trust upon his or her voluntary resignation as Trustee, provided such person has served at least five years as Trustee of the Trust. While serving as such, a Trustee shall be entitled to receive a fee per annum equal to 50% of the retainer as paid to the Independent Trustees of the Trust. In addition, a Trustee Emeritus will receive reimbursement of actual and reasonable expenses incurred for attendance at Board meetings. A Trustee Emeritus who served as Chairman of the Board will also receive 50% of the additional retainer that is designed for the position of Chairman.



During the fiscal year ended October 31, 2005, the TA IDEX funds paid $626,415 in Trustees' fees and expenses. As of December 31, 2005, the Trustees and Officers held in the aggregate less than 1% of the outstanding shares each of the TA IDEX funds.


                      SHAREHOLDER COMMUNICATION PROCEDURES
                             WITH BOARD OF TRUSTEES

The Board of Trustees of TA IDEX has adopted these procedures by which shareholders of a fund may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of TA IDEX ("Secretary"), as follows:

          Board of Trustees
          Transamerica IDEX Mutual Funds
          c/o Secretary
          570 Carillon Parkway
          St. Petersburg, Florida 33716

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the fund to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The

Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the fund or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the fund, or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information).

                          NET ASSET VALUE DETERMINATION


The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the funds or an authorized intermediary.


WHEN SHARE PRICE IS DETERMINED


The NAV of each fund is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when the shareholders will not be able to buy or sell shares of the fund).


Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.



Orders for shares of the TA IDEX asset allocation funds that invest in Class I shares of the funds and corresponding orders for Class I shares of the funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding Class I shares of the funds on the same day, so that both orders generally will receive that day's NAV.


HOW NAV IS DETERMINED


The NAV of each fund is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares the fund (or class) that are then outstanding.


In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the fund's valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


The funds will distribute all or substantially all of its net investment income and net capital gains to its shareholders annually.



                               PURCHASE OF SHARES



As stated in the prospectus, Class I shares of the TA IDEX funds in this SAI are currently only offered for investment to certain funds of funds of ATST: ATST Asset Allocation - Conservative Portfolio, ATST Asset Allocation - Growth Portfolio, ATST Asset Allocation - Moderate Growth Portfolio, ATST Asset Allocation - Moderate Portfolio and ATST International Moderate Growth Fund and the following TA IDEX funds of funds: TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation
- Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Multi-Manager International Fund. Class I shares may be offered to other persons at any time in the future.



                              REDEMPTION OF SHARES


Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the funds' net assets at the time of redemption.



Shares will normally be redeemed for cash, although a fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. TA IDEX has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities for purposes of calculating the funds' NAV, and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.



Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


                                      TAXES


In order to qualify as a regulated investment company ("RIC"), the funds must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income.



A fund expects to qualify, for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the funds' total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) at the close of each quarter of the funds' taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships. If the fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. Shareholders of a RIC generally are required to include these distributions as ordinary income, to the extent the distributions are attributable to the RIC's investment income (except for qualifying dividends as discussed below), net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

The funds will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts from prior periods. The funds intend to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.



Tax laws generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a fund are generally taxed to individual taxpayers:


- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.


- A shareholder and the fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of the fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.



Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.



Passive Foreign Investment Companies -- Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."



In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

Generally, the hedging transactions undertaken by a fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.


A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that invests in a fund which did not engage in such hedging transactions.


Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. Each fund intends to account for such transactions in a manner deemed by it to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of each fund as a regulated investment company might be affected.



The requirements applicable to a fund's qualification as a regulated investment company may limit the extent to which the fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.


Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.


Market Discount -- If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount", which will flow-through the fund and to shareholders when distributed.



Original Issue Discount -- Certain debt securities acquired by a fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Therefore, the amount of ordinary income the fund may have to distribute would increase.


Some debt securities may be purchased by the funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales -- These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund's holding period and the application of various loss deferral provisions of the Code.


Foreign Taxation -- Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.


The payment of such taxes will ultimately reduce the amount of dividends and distributions paid to the fund's shareholders.



Foreign Currency Transactions -- Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time that a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income which may increase the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



Backup Withholding -- A fund may be required to withhold U.S. Federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:



a.   fail to provide a fund with their correct taxpayer identification number,


b.   fail to make required certifications or,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding


Taxation of Non. U.S. Shareholders Dividends from investment company taxable income attributable to the funds' taxable year beginning before January 1, 2005 or after December 31, 2007 and paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") may be subject to a 30% withholding tax unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Dividends from investment company taxable income attributable to the funds' taxable year beginning after December 31, 2004 or before January 1, 2008 that are attributable to short-term capital gains or "qualified interest income" may not be subject to withholding tax, provided that the fund elects to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the shareholder's conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply.



The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of the funds' management or of its investment policies and practices by any governmental authority.


Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

                             PRINCIPAL SHAREHOLDERS


The funds commenced operations on August 1, 2006, and there were no outstanding shares as of the date of this SAI.

                                  MISCELLANEOUS

ORGANIZATION


Each fund is a series of Transamerica IDEX, a Delaware statutory trust that currently is governed by a Declaration of Trust ("Declaration of Trust") dated as of February 25, 2005.


TA IDEX held a special meeting of shareholders on February 25, 2005 for the purposes of approving, among other things, reorganizing TA IDEX from a Massachusetts business trust to a Delaware statutory trust. The shareholders of TA IDEX approved this reorganization, funds that have been formed as part of the Delaware statutory trust and which are identical to the then-current funds, assumed the assets and liabilities of the then-current funds and the Delaware statutory trust assumed the registration statement of the Massachusetts business trust.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica IDEX to issue an unlimited number of shares of beneficial interest. Shares of Transamerica IDEX are fully paid and nonassessable when issued. Shares of Transamerica IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica IDEX are fully transferable but Transamerica IDEX is not bound to recognize any transfer until it is recorded on the books.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of TA IDEX or his earlier death, resignation, bankruptcy or removal. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica IDEX bylaws, or at the request of the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP located at 101 East Kennedy Boulevard, Suite 150 Tampa, FL 33602-51470 serves as independent registered certified public accounting firm for Transamerica IDEX.

CODES OF ETHICS


Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica IDEX Proxy Voting Policies and Procedures below, Transamerica IDEX uses the proxy voting policies and procedures of the adviser and/or sub-advisers to determine how to vote proxies relating to securities held by the Transamerica IDEX funds. The proxy voting policies and procedures of TFAI and each sub-adviser are attached hereto as Appendix B.

Transamerica IDEX files SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from Transamerica IDEX, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

TRANSAMERICA IDEX PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I. STATEMENT OF PRINCIPLE

Transamerica IDEX seeks to assure that proxies received by the funds are voted in the best interests of the funds' stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each fund delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to Transamerica IDEX, which in turn delegates proxy voting authority for most portfolios of Transamerica IDEX to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica IDEX adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica IDEX.

III. PROXY COMMITTEE

The Board of Trustees of Transamerica IDEX has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the funds' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of Transamerica IDEX or the Proxy Committee of Transamerica IDEX will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to Transamerica IDEX.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN QUOTATION


Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                 P(1 + T)(n) = ERV

Where:

  P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION


A fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:

      P = a hypothetical initial payment of $1,000,

      T = the average annual total return (after taxes on distributions),

      n = the number of years, and

ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.


From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the funds' operations, or on a year-by-year basis).


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION


A fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:


                               P(1 + T)(n) = ATV(DR)

Where:

      P = a hypothetical initial payment of $1,000,

      T = the average annual total return (after taxes on distributions),

      n = the number of years, and

ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.


From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the funds' shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the funds' operations, or on a year-by-year basis).

                              FINANCIAL STATEMENTS


Because the funds commenced operations on August 1, 2006, there are no financial statements to include in the SAI. Audited financial statements for the funds, when available, will be incorporated by reference from the Transamerica IDEX Annual Report to be dated October 31, 2006.

                                   APPENDIX A

                          PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


As of June 30, 2006, John Damian, portfolio manager of the fund, also managed 2 registered investment accounts with assets of approximately $3,110,284,251, 0 pooled accounts and 0 other accounts. None of these have an advisory fee based on the performance of the account.



As of June 30, 2006, Chris Leavy, portfolio manager of the fund, also managed 11 registered investment accounts with assets of approximately $11,196,603,514, 1 pooled account with assets of approximately $10,249,066, and 0 other accounts. None of these have an advisory fee based on the performance of the account.


CONFLICTS OF INTEREST

In managing other funds, certain conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. The sub-adviser has adopted policies and procedures that seek to minimize the effects of these conflicts.

Generally, funds in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. In addition, the sub-adviser has adopted policies and procedures that seek to treat all clients fairly and equitably and minimize the effects of any conflicts of interest.

As indicated above, the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the fund's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the fund. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds, Inc. than the fee structure of the fund, OppenheimerFunds, Inc. could have an incentive to favor the other fund or account. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize their fiduciary obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the fund, or they may manage funds or accounts with different investment objectives and strategies.

COMPENSATION

The fund's Portfolio Managers are employed and compensated by OppenheimerFunds, Inc., not the fund. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in OppenheimerFunds, Inc.'s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the fund, described above.

OWNERSHIP OF SECURITIES

Aggregate Dollar Range of Securities in the Fund

As of June 30, 2006, neither of the portfolio managers beneficially owned any equity securities in the fund.
















TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER


As of June 30, 2006, O. Thomas Barry, III, portfolio manager of the fund, also managed 6 registered investment accounts with assets of approximately $873.22 million, 0 pooled accounts, and 21 other accounts with assets of approximately $270.87 million. None of these have an advisory fee based on the performance of the account.


CONFLICTS OF INTEREST

In managing other funds, certain conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. The sub-adviser has adopted policies and procedures that seek to minimize the effects of these conflicts.

Generally, funds in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. In addition, the sub-adviser has adopted policies and procedures that seek to treat all clients fairly and equitably and minimize the effects of any conflicts of interest.

COMPENSATION

The Adviser compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and performance bonuses based upon account performance. Salaries are competitive with industry standards and are generally set annually. Bonuses are discretionary and are based on a number of subjective factors such as term of employment, level of demonstrated effort and attitude. Account retention commissions paid to an account manager are a specific percentage of the account fees paid to the Adviser with respect to accounts managed by that manager. Performance bonuses paid to an account manager are a percentage of the account fees paid to the Adviser with respect to accounts managed by that manager when that account's pre-tax annual returns are in the top quartile of the returns achieved by other managers in the advisory industry having the same investment objective.

OWNERSHIP OF SECURITIES
Aggregate Dollar Range of Securities in the Fund

As of June 30, 2006, the portfolio manager did not beneficially own any equity securities in the Fund.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

PURPOSE. The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

TFAI'S ADVISORY ACTIVITIES. TFAI acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc., Transamerica Index Funds, Inc. and AEGON/Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors/Managers of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).


SUMMARY OF THE TFAI PROXY POLICY. TFAI delegates the responsibility to exercise voting authority with respect to securities held in the funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.


DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS. TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES - APPOINTMENT OF PROXY ADMINISTRATOR. TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

INITIAL REVIEW. On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

-    its Sub-Adviser Proxy Policy;

- a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and


- a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.


- The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

     - whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

     - whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

     - whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

- The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

- TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in
     Section V.B.2.

- TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

-    Subsequent Review

- TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TFAI EXERCISE OF PROXY VOTING AUTHORITY - USE OF INDEPENDENT THIRD PARTY. If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY. If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

ASSET ALLOCATION PORTFOLIOS. For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of
Section VI.B.

CONFLICTS OF INTEREST BETWEEN TFAI OR ITS AFFILIATES AND THE FUNDS. The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING - RECORDS GENERALLY MAINTAINED. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

-    the TFAI Proxy Voting Policy; and

-    records of Fund client requests for TFAI proxy voting information.

RECORDS FOR TFAI EXERCISE OF PROXY VOTING AUTHORITY. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

- proxy statements received regarding matters it has voted on behalf of Fund clients;

-    records of votes cast by TFAI; and

- copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES. The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

-    each Sub-Adviser Proxy Policy; and

-    the materials delineated in Article V above.

If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TIME PERIODS FOR RECORD RETENTION. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.


PROVISION OF TFAI PROXY POLICY TO FUND CLIENTS. The Proxy Administrator will provide each fund's Board (or a Board Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

Bjurman, Barry & Associates




     Rule 206(4)-6 Advisers must adopt and implement written policies & procedures which are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, describe its policies & procedures to clients, and disclose to clients how they may obtain information on how the Adviser voted their proxies.

     Bjurman, Barry & Associates (BB & A) seeks to avoid material conflicts of interests by using an independent third party service provider, Institutional Shareholder Services Inc. ("ISS"), to vote proxies in accordance with detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts. The voting process involves an assessment performed by ISS in accordance with the Voting Guidelines. The Adviser reviews all proxies and the recommendations of ISS in formulating its vote, but the ultimate voting decision belongs to the Adviser. In the event that the Adviser votes against ISS recommendations, documentation must be prepared to describe the basis for the decision and to substantiate that the Adviser's clients' interests were not subrogated to its own.

PROCEDURES

     BB & A will maintain all documentation in accordance to record keeping requirements. Documentation shall include copies of the Voting Guidelines, records of votes cast on behalf of clients and supporting documentation relating to voting decision(s).

     Each week, the Adviser will process respective proxies by downloading meeting notices for ISS Proxymaster. Senior Management then reviews ISS recommendations and in the event BB & A agrees with ISS recommendations and/or with Company Management, which concurs with ISS recommendations, no further action is necessary. In the event BB & A does not vote in accordance with ISS recommendations, a "Voting Authority" form must be prepared which provides client account numbers and a description of the decision for voting against ISS recommendations.

     Client custodians for which BB & A have discretion to vote are notified at the time of account inception to provide ALL proxies and related information to:

          ISS Inc.
          Attn: IVS Agent (Institutional Voting Services)
          2099 Gaither Road, Suite 501
          Rockville, MD 20850
          301-556-0347

     Any proxies received directly by BB & A will be forwarded to the above address. If time sensitive, proxies may be faxed or sent via overnight delivery.

     BB & A will attempt to forward an updated "Holdings" list to ISS on a daily basis but no less frequently than approximately every 30 days. Each quarter BB & A receives a report by client which details the following information:

     a)   Name of issuer

     b)   Cusip Number

     c)   Meeting date, brief description of Agenda

     d)   The Vote cast

     e)   Whether the vote was "For" or "Against" management

INVESTMENT COMPANY REQUIREMENTS




     Whereas BB & A serves as an Adviser to a public investment company, we will disclose in any applicable registration statement & SAI, the policies & procedures for proxy voting. Any requests for information will be fulfilled within (3 business days) and provide the voting information for the preceding 12 month period, beginning 7-1-XX through 6-30-XX.

     In addition, Annual & Semi-Annual shareholder reports will include the following:

     1) Information on how to obtain voting information "free of charge" with a toll free #

     2) the website information (if applicable), and on the commissions' website www.sec.gov.

     BB & A will file Form N-PX with the Securities and Exchange Commission, no later than August 31st of each calendar year. This will contain the complete proxy voting record for the preceding 12 month period ended June, 30th respectively. Form N-PX must be signed by a principal(s) of the investment company and the filing must contain:

          a)   Name of issuer, ticker symbol

          b)   Cusip (if can be practically acquired)

          c)   Meeting date, brief description of agenda

          d)   Whether the topic(s) were proposed by issuer or security holder

          e) Whether a vote was cast, and the outcome of the vote was "For" or "Against" management

OppenheimerFunds, Inc.

     PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
     (AS OF DECEMBER 5, 2005)

     These Portfolio Proxy Voting Policies and Procedures, which include the attached "OppenheimerFunds Proxy Voting Guidelines" (the "Guidelines"), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. ("OFI") in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI ("Fund(s)").

          A.   FUNDS FOR WHICH OFI HAS PROXY VOTING RESPONSIBILITY

     OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the "OFI Fund Board(s)") has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

     Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards ("Sub-Advised Funds"). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds' managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

     Tremont Funds (Funds-of-Hedge Funds) Certain OFI Funds are structured as funds-of-hedge funds (the "Tremont Funds") and invest their assets primarily in underlying private investment partnerships and similar investment vehicles ("portfolio funds"). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

     The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds' interests (or shares) in those underlying portfolio funds are not considered to be "voting securities" and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

          B.   PROXY VOTING COMMITTEE

     OFI's internal proxy voting committee (the "Committee") is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

     The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards' next regularly scheduled meetings.

     The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent's compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

     The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

          C.   ADMINISTRATION AND VOTING OF PORTFOLIO PROXIES

     1.   FIDUCIARY DUTY AND OBJECTIVE

     As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

     In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI's primary consideration is the economic interests of the Funds and their shareholders.

     2.   PROXY VOTING AGENT

     On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

     In general, OFI may consider the proxy voting agent's research and analysis as part of OFI's own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI's and the Funds' portfolio proxy votes, including the appropriate records necessary for the Funds' to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

     3.   MATERIAL CONFLICTS OF INTEREST

     OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the "company"), on one hand, and OFI or any of its affiliates (together "OFI"), on the other, including, but not limited to, the following relationships:

          - OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

          - an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;

          - a company that is a significant selling agent of OFI's products and services solicits proxies;

          - OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

          - OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management's recommendation may cause OFI a loss of revenue or other benefit.

     OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI's voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

          - If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

          - If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

          - If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

     4.   CERTAIN FOREIGN SECURITIES

     Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as "share-blocking." Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the "share-blocking period" OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

     5.   SECURITIES LENDING PROGRAMS

     The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

     If a Fund participates in a securities lending program, OFI will attempt to recall the recall the Funds' portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund's investment in such loaned securities.

     6.   SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

     Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the "Fund of Funds"). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called "mirror" or "echo" voting).

          D.   FUND BOARD REPORTS AND RECORDKEEPING

     OFI will prepare periodic reports for submission to the Board describing:

          - any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

          - any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

     In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI's experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

     OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI's voting of portfolio proxies, including, but not limited to:

          -    these Policies and Procedures, as amended from time to time;

          - Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

          - Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

          - Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

          E.   AMENDMENTS TO THESE PROCEDURES

     In addition to the Committee's responsibilities as set forth in the Committee's Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards' next regularly scheduled meetings.

          F.   PROXY VOTING GUIDELINES

     The Guidelines adopted by the Boards of the Funds are attached as Appendix
A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

APPENDIX A

OPPENHEIMER FUNDS PORTFOLIO PROXY VOTING GUIDELINES

1. OPERATIONAL ITEMS

     1.1  Amend Quorum Requirements.

          - Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

     1.2  Amend Minor Bylaws.

          - Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

     1.3  Change Company Name.

          -    Vote WITH Management

     1.4  Change Date, Time, or Location of Annual Meeting.

          - Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

          - Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     1.5  Transact Other Business.

          - Vote AGAINST proposals to approve other business when it appears as voting item.

     AUDITORS

     1.6  Ratifying Auditors

          - Vote FOR Proposals to ratify auditors, unless any of the following apply:

               - An auditor has a financial interest in or association with the company, and is therefore not independent.

               -    Fees for non-audit services are excessive.

               - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

          - Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

          - Vote AGAINST shareholder proposals asking for audit firm rotation.

          - Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

          - Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0 THE BOARD OF DIRECTORS

     2.1  Voting on Director Nominees

          - Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

               -    Composition of the board and key board committees

               -    Attendance at board meetings

               -    Corporate governance provisions and takeover activity

               -    Long-term company performance relative to a market index

               -    Directors' investment in the company

               -    Whether the chairman is also serving as CEO

               -    Whether a retired CEO sits on the board

          - WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

               - Attend less than 75% of the board and committee meetings without a valid excuse.

               - Implement or renew a dead-hand or modified dead-hand poison pill

               - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

               - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

               - Failed to act on takeover offers where the majority of the shareholders tendered their shares.

               - Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

               - Are audit committee members; and the non-audit fees paid to the auditor are excessive.

               - Enacted egregious corporate governance policies or failed to replace management as appropriate.

               - Are inside directors or affiliated outside directors; and the full board is less than majority independent.

               - Are CEOs of publicly-traded companies who serve on more than three public boards, i.e., more than two public boards other than their own board

               -    Sit on more than six public company boards.

          - Additionally, the following should result in votes being WITHHELD (except from new nominees):

               - If the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

               - If the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2 Board Size

          - Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

          - Vote FOR proposals seeking to fix the board size or designate a range for the board size.

          - Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3 Classification/Declassification of the Board

          -    Vote AGAINST proposals to classify the board.

          - Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

2.4 Cumulative Voting

          -    Vote FOR proposal to eliminate cumulative voting.

2.5 Require Majority Vote for Approval of Directors

          - Vote AGAINST proposal to require majority vote approval for election of directors

2.6 Director and Officer Indemnification and Liability Protection

          - Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

          - Vote FOR proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

          - Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

          - Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

               - The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

               -    Only if the director's legal expenses would be covered.

     2.7  Establish/Amend Nominee Qualifications

          - Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

          - Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

          - Vote AGAINST shareholder proposals requiring two candidates per board seat.

     2.8  Filling Vacancies/Removal of Directors.

          - Vote AGAINST proposals that provide that directors may be removed only for cause.

          - Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

          - Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          - Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

     2.9  Independent Chairman (Separate Chairman/CEO)

          - Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

               - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

               -    Two-thirds independent board

               -    All-independent key committees

               -    Established governance guidelines

               - The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

     2.10 Majority of Independent Directors/Establishment of Committees

          - Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

          - Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

     2.11 Open Access

          - Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC's proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

     2.12 Stock Ownership Requirements

          - Vote WITH Management on shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

          - Vote WITH Management on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

     2.13 Age or Term Limits

          - Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0  PROXY CONTESTS

3.1  Voting for Director Nominees in Contested Elections

          - Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

               - Long-term financial performance of the target company relative to its industry

               -    Management's track record

               -    Background to the proxy contest

               -    Qualifications of director nominees (both slates)

               - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

               -    Stock ownership position

     3.2  Reimbursing Proxy Solicitation Expenses

          - Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

     3.3  Confidential Voting

          - Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

          - If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1  Advance Notice Requirements for Shareholder Proposals/Nominations.

          - Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

     4.2  Amend Bylaws without Shareholder Consent

          - Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

          - Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

     4.3  Poison Pills

          - Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

          - Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

          - Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

          - Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

     4.4  Shareholder Ability to Act by Written Consent

          - Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

          - Vote FOR proposals to allow or make easier shareholder action by written consent.

     4.5  Shareholder Ability to Call Special Meetings

          - Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

          - Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

     4.6  Establish Shareholder Advisory Committee

          -    Vote WITH Management

     4.7  Supermajority Vote Requirements

          - Vote AGAINST proposals to require a supermajority shareholder vote.

          -    Vote FOR proposals to lower supermajority vote requirements.

5.0  MERGERS AND CORPORATE RESTRUCTURINGS

5.1  Appraisal Rights

          - Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

     5.2  Asset Purchases

          - Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

               -    Purchase price

               -    Fairness opinion

               -    Financial and strategic benefits

               -    How the deal was negotiated

               -    Conflicts of interest

               -    Other alternatives for the business

               -    Non-completion risk

     5.3  Asset Sales

          - Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

               -    Impact on the balance sheet/working capital

               -    Potential elimination of diseconomies

               -    Anticipated financial and operating benefits

               -    Anticipated use of funds

               -    Value received for the asset

               -    Fairness opinion

               -    How the deal was negotiated

               -    Conflicts of interest

     5.4  Bundled Proposals

          - Review on a CASE-BY-CASE basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     5.5  Conversion of Securities

          - Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

     5.6 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

          - Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

               -    Dilution to existing shareholders' position

               -    Terms of the offer

               -    Financial issues

               -    Management's efforts to pursue other alternatives

               -    Control issues

               -    Conflicts of interest

          - Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     5.7  Formation of Holding Company

          - Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

               -    The reasons for the change

               -    Any financial or tax benefits

               -    Regulatory benefits

               -    Increases in capital structure

               - Changes to the articles of incorporation or bylaws of the company.

          - Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

               - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.

               -    Adverse changes in shareholder rights.

     5.8  Going Private Transactions (LBOs and Minority Squeezeouts)

          - Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:

               -    Offer price/premium

               -    Fairness opinion

               -    How the deal was negotiated

               -    Conflicts of interests

               -    Other alternatives/offers considered

               -    Non-completion risk

     5.9  Joint Venture

          - Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

               -    Percentage of assets/business contributed

               -    Percentage of ownership

               -    Financial and strategic benefits

               -    Governance structure

               -    Conflicts of interest

               -    Other alternatives

               -    Non-completion risk

     5.10 Liquidations

          - Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

          - Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

     5.11 Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

          - Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

               - Prospects of the combined company, anticipated financial and operating benefits

               -    Offer price (premium or discount)

               -    Fairness opinion

               -    How the deal was negotiated

               -    Changes in corporate governance

               -    Change in the capital structure

               -    Conflicts of interest

     5.12 Private Placements/Warrants/Convertible Debenture

          - Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

               -    Dilution to existing shareholders' position

               -    Terms of the offer

               -    Financial issues

               -    Management's efforts to pursue other alternatives

               -    Control issues

               -    Conflicts of interest

     5.13 Spinoffs

          - Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

               -    Tax and regulatory advantages

               -    Planned use of the sale proceeds

               -    Valuation of spinoff

               -    Fairness opinion

               -    Benefits to the parent company

               -    Conflicts of interest

               -    Managerial incentives

               -    Corporate governance changes

               -    Changes in the capital structure

     5.14 Value Maximization Proposals

          - Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

     5.15 Severance Agreements that are Operative in Event of Change in Control

          - Review CASE-BY-CASE, with consideration give to ISS "transfer-of-wealth" analysis. (See section 8.2)

6.0  STATE OF INCORPORATION

6.1  Control Share Acquisition Provisions

          - Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

          - Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

          - Vote FOR proposals to restore voting rights to the control shares.

     6.2  Control Share Cashout Provisions

          -    Vote FOR proposals to opt out of control share cashout statutes.

     6.3  Disgorgement Provisions

          -    Vote FOR proposals to opt out of state disgorgement provisions.

     6.4  Fair Price Provisions

          - Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

          - Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

     6.5  Freezeout Provisions

          -    Vote FOR proposals to opt out of state freezeout provisions.

     6.6  Greenmail

          - Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          - Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     6.7  Reincorporation Proposals

          - Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

          - Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

     6.8  Stakeholder Provisions

          - Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

     6.9  State Anti-takeover Statutes

          - Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0  CAPITAL STRUCTURE

7.1  Adjustments to Par Value of Common Stock

          - Vote FOR management proposals to reduce the par value of common stock.

     7.2  Common Stock Authorization

          - Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

          - Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

          - Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     7.3  Dual-Class Stock

          - Vote AGAINST proposals to create a new class of common stock with superior voting rights.

          - Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

               - It is intended for financing purposes with minimal or no dilution to current shareholders

               - It is not designed to preserve the voting power of an insider or significant shareholder

     7.4  Issue Stock for Use with Rights Plan

          - Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

     7.5  Preemptive Rights

          - Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

     7.6  Preferred Stock

          - Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

          - Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

          - Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)

          - Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

          - Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

          - Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

     7.7  Pledge of Assets for Debt (Generally Foreign Issuers)

          - OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

               In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

     7.8  Recapitalization

          - Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

               -    More simplified capital structure

               -    Enhanced liquidity

               -    Fairness of conversion terms

               -    Impact on voting power and dividends

               -    Reasons for the reclassification

               -    Conflicts of interest

               -    Other alternatives considered

     7.9  Reverse Stock Splits

          - Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

          - Vote FOR management proposals to implement a reverse stock split to avoid delisting.

          - Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

     7.10 Share Purchase Programs

          - Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     7.11 Stock Distributions: Splits and Dividends

          - Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

     7.12 Tracking Stock

          - Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0  EXECUTIVE AND DIRECTOR COMPENSATION

8.1  Equity-based Compensation Plans

          -    Vote compensation proposals on a CASE-BY-CASE basis.

          - In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

          - Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

     8.2  Director Compensation

               Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

     8.3  Bonus for Retiring Director

          - Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.

     8.4  Cash Bonus Plan

          - Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

     8.5  Stock Plans in Lieu of Cash

          - Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

               In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.

          - Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

          - Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

          -    Vote FOR plans which do not

     8.6  Director Retirement Plans

          - Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.

          - Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

     8.7  Management Proposals Seeking Approval to Reprice Options

          - Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

               -    Historic trading patterns

               -    Rationale for the repricing

               -    Value-for-value exchange

               -    Option vesting

               -    Term of the option

               -    Exercise price

               -    Participation

     8.8  Employee Stock Purchase Plans

          - Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

          - Votes FOR employee stock purchase plans where ALL of the following apply:

               -    Purchase price is at least 85% of fair market value

               -    Offering period is 27 months or less

               - The number of shares allocated to the plan is 10% or less of the outstanding shares

          - Votes AGAINST employee stock purchase plans where any of the following apply:

               -    Purchase price is at least 85% of fair market value

               -    Offering period is greater than 27 months

               - The number of shares allocated to the plan is more than 10% of the outstanding shares

     8.9 Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

          - Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

          - Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

          - Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of
               Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

          - Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

     8.10 Employee Stock Ownership Plans (ESOPs)

          - Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

     8.11 Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

          -    Vote WITH MANAGEMENT

     8.12 401(k) Employee Benefit Plans

          - Vote FOR proposals to implement a 401(k) savings plan for employees.

     8.13 Shareholder Proposals Regarding Executive and Director Pay

          - Vote WITH MANAGEMENT on shareholder proposals seeking additional disclosure of executive and director pay information.

          - Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

          - Vote WITH MANAGEMENT on shareholder proposals to put option repricings to a shareholder vote.

          - Vote WITH MANAGEMENT for all other shareholder proposals regarding executive and director pay.

     8.14 Performance-Based Stock Options

          - Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

               - The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

               - The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

     8.15 Golden Parachutes and Executive Severance Agreements

          - Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

          - Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

               - The parachute should be less attractive than an ongoing employment opportunity with the firm

               - The triggering mechanism should be beyond the control management

               - The amount should not exceed three times base salary plus guaranteed benefits

     8.16 Pension Plan Income Accounting

          - Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

     8.17 Supplemental Executive Retirement Plans (SERPs)

          - Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

SOCIAL AND ENVIRONMENTAL ISSUES

               In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION

                                     PART C

ITEM 23 EXHIBITS

List all exhibits filed as part of the Registration Statement.

     (a)  Declaration of Trust (25)

     (b)  Bylaws (25)

     (c)  Not Applicable

     (d)  (1)  Investment Advisory Agreements
               (aa) TA IDEX Janus Growth (4)
               (bb) TA IDEX Transamerica Flexible Income (19)
               (cc) TA IDEX Jennison Growth (28)
               (dd) TA IDEX Transamerica Value Balanced (13)
               (ee) TA IDEX Transamerica High-Yield Bond (28)
               (ff) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon
                    All Cap and TA IDEX T. Rowe Price Small Cap (4)
               (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)
               (hh) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies- Technology(SM) (28)
               (ii) TA IDEX Templeton Great Companies Global (22)
               (jj) TA IDEX MFS International Equity (formerly, TA IDEX American
                    Century International) and TA IDEX American Century Large Company Value (amendment filed herewith)
               (kk) TA IDEX Transamerica Money Market, TA IDEX Transamerica
                    Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Evergreen Health Care (formerly TA IDEX T. Rowe Price Health Sciences) (28)
               (ll) TA IDEX Marsico Growth (15)
               (mm) TA IDEX Clarion Global Real Estate Securities and TA IDEX
                    PIMCO Real Return TIPS (28)
               (nn) TA IDEX Transamerica Small/Mid Cap Value (19)
               (oo) TA IDEX Transamerica Balanced (22)
               (pp) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico
                    International Growth, TA IDEX Mercury Large Cap Value, TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap
                    (28)
               (qq) TA IDEX Protected Principal Stock (13)
               (rr) TA IDEX AllianceBernstein International Value, TA IDEX
                    Neuberger Berman International, TA IDEX Oppenheimer Developing Markets, TA IDEX JPMorgan International Bond, TA IDEX Federated Market Opportunity, and TA IDEX Mercury Global Allocation (26)
               (ss) TA IDEX Van Kampen Mid-Cap Growth (27)
               (tt) TA IDEX Salomon Investors Value (3)

               (uu) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX
                    Oppenheimer Small- & Mid-Cap Value (filed herewith)

          (2)  Sub-Advisory Agreements
               (aa) TA IDEX Janus Growth (12)
               (bb) TA IDEX Transamerica Flexible Income (19)

               (cc) TA IDEX Transamerica Value Balanced (13)
               (dd) TA IDEX Transamerica High-Yield Bond (28)
               (ee) TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T.
                    Rowe Price Small Cap (4)
               (ff) TA IDEX Salomon All Cap (28)
               (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)
               (hh) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies - Technology(SM) (28)
               (ii) TA IDEX Templeton Great Companies Global (22)
               (jj) TA IDEX American Century Large Company Value (9)
               (kk) TA IDEX Jennison Growth (28)
               (ll) TA IDEX Transamerica Convertible Securities and TA IDEX
                    Transamerica Money Market (12)
               (mm) TA IDEX PIMCO Total Return (12)
               (nn) TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe
                    Price Health Sciences) (28)
               (oo) TA IDEX Salomon Investors Value (28)
               (pp) TA IDEX Marsico Growth (17)
               (qq) TA IDEX Clarion Global Real Estate Securities (28)
               (rr) TA IDEX PIMCO Real Return TIPS (16)
               (ss) TA IDEX Transamerica Small/Mid Cap Value (19)
               (tt) TA IDEX Transamerica Balanced (22)
               (uu) TA IDEX Evergreen International Small Cap (23)
               (vv) TA IDEX J.P. Morgan Mid Cap Value (23)
               (ww) TA IDEX Marsico International Growth (23)
               (xx) TA IDEX Mercury Large Cap Value (23)
               (yy) TA IDEX Transamerica Short-Term Bond (23)
               (zz) TA IDEX UBS Large Cap Value (28)
               (aaa) TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van
                    Kampen Small Company Growth (27)
               (bbb) TA IDEX Protected Principal Stock (28)
               (ccc) TA IDEX AllianceBernstein International Value (28)
               (ddd) TA IDEX Neuberger Berman International (26)
               (eee) TA IDEX Oppenheimer Developing Markets (26)
               (fff) TA IDEX JPMorgan International Bond (26)
               (ggg) TA IDEX Federated Market Opportunity (26)
               (hhh) TA IDEX Mercury Global Allocation (26)
               (iii) TA IDEX Van Kampen Mid-Cap Growth (27)
               (jjj) TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX
                    Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Multi-Manager International Fund -Morningstar Asset Allocation Management Agreement (28)
               (kkk) TA IDEX Oppenheimer Small- & Mid-Cap Value (filed herewith)
               (lll) TA IDEX Bjurman, Barry Micro Emerging Growth (filed
                    herewith)

               (mmm) TA IDEX MFS International Equity (formerly, TA IDEX
                    American Century International) (filed herewith)

     (e)  (1)  Underwriting Agreement (Schedule I) (16)

          (2)  Dealer's Sales Agreement (15)

          (3)  Service Agreement (5)

          (4)  Wholesaler's Agreement (3)

     (f)  Trustees Deferred Compensation Plan (2)

     (g)  Custody Agreement (14)

     (h)  (1)  (a) Transfer Agency Agreement (1)
               (b) Amendment to Transfer Agency Agreement (24)

          (2)  (a) Administrative Services Agreement (14)
               (b) Amendment to Administrative Services Agreement (24)
          (3)  Expense Limitation Agreement (16)
          (4)  Consulting Agreement (19)

     (i)  Opinion of Counsel (filed herewith)

     (j)  Not applicable

     (k) Financial Statements - AEGON/Transamerica Fund Services, Inc. (now known as Transamerica Fund Advisors, Inc.) (28)

     (l)  Investment Letter from Sole Shareholder (2)

     (m) (1) Plan of Distribution under Rule 12b-1 - Class A/B Shares (all funds) (19)

          (2)  Plan of Distribution under Rule 12b-1 - Class C Shares (19)
               (aa) TA IDEX Janus Growth (5)
               (bb) TA IDEX Salomon Investors Value (5)
               (cc) TA IDEX Transamerica Value Balanced (5)
               (dd) TA IDEX Transamerica Balanced (5)
               (ee) TA IDEX Transamerica Flexible Income (19)
               (ff) TA IDEX Transamerica High-Yield Bond (5)
               (gg) TA IDEX Marsico Growth (5)
               (hh) TA IDEX T. Rowe Price Tax-Efficient Growth (5)
               (ii) TA IDEX Salomon All Cap (5)
               (jj) TA IDEX T. Rowe Price Small Cap (5)
               (kk) TA IDEX Jennison Growth (3)
               (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)
               (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great
                    Companies - Technology(SM) (7)
               (nn) TA IDEX Templeton Great Companies Global (8)
               (oo) TA IDEX MFS International Equity (formerly, TA IDEX American
                    Century International) and TA IDEX American Century Large Company Value (9)
               (pp) Amendment to Plan of Distribution under Rule 12b-1 - Class C
                    Shares (11)
               (qq) TA IDEX Transamerica Convertible Securities, TA IDEX
                    Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe Price Health Sciences) (12)
               (rr) TA IDEX Transamerica Small/Mid Cap Value (19)
               (ss) TA IDEX Protected Principal Stock (13)

          (3) Plan of Distribution under Rule 12b-1 - Class M Shares (TA IDEX Protected Principal Stock) (26)
     (n)  Amended and Restated Plan for Multiple Classes of Shares (12)

     (o)  Reserved

     (p)  Code of Ethics

          (1)  Transamerica IDEX Mutual Funds (28)
          (2)  Transamerica Fund Advisors, Inc. (28)
          SUB-ADVISERS
          (3)  AEGON USA Investment Management, LLC (28)
          (4)  Federated Equity Management Company of Pennsylvania (28)
          (5)  Janus Capital Management, LLC (28)
          (6)  Salomon Brothers Asset Management Inc (28)
          (7)  Transamerica Investment Management, LLC (28)
          (8)  T. Rowe Price Associates, Inc. (28)
          (9)  Great Companies, L.L.C. (28)
          (10) Jennison Associates LLC (28)

          (11) American Century Investment Management, Inc. (28)
          (12) Pacific Investment Management Company LLC (28)
          (13) Columbia Management Advisors, LLC (formerly, Banc of America Capital Management, LLC) (28)
          (14) ING Clarion Real Estate Securities (28)
          (15) Templeton Investment Counsel, LLC (28)
          (16) Evergreen Investment Management Company, LLC (28)
          (17) J.P. Morgan Investment Management Inc. (28)
          (18) Fund Asset Management, L.P., dba Mercury Advisors (28)
          (19) UBS Global Asset Management (Americas) Inc. (28)
          (20) Morgan Stanley Investment Management Inc. (28)
          (21) Gateway Investment Advisers, Inc. (28)
          (22) American Century Global Investment, Inc. (28)
          (23) Alliance Capital Management LP (28)
          (24) Neuberger Berman Management (26) LP (28)
          (25) Oppenheimer Funds, Inc. LP (28)
          (26) Morningstar Associates, LLC (28)

          (27) Bjurman, Barry & Associates (filed herewith)

All exhibits filed previously are herein incorporated by reference

(1) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 33-2659).
(2) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(3) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).
(4) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(5) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).
(6) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).
(7) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).
(8) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).
(9) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).
(10) Filed previously with American Century [California] Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 002-82734).
(11) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).
(12) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 33-2659).
(13) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).
(14) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).
(15) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).
(16) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).
(17) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).
(18) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(19) Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 33-2659).
(20) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).
(21) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).
(22) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).
(23) Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659).
(24) Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659).
(25) Filed previously with Post-Effective Amendment No. 69 to Registration Statement on May 27, 2005 (File No. 33-2659).
(26) Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 7, 2005 (File No. 33-2659).
(27) Filed previously with Post-Effective Amendment No. 75 to Registration Statement on December 30, 2005 (File No. 33-2659).
(28) Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 33-2659).

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25 INDEMNIFICATION

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of Christopher A. Staples, Brian C. Scott and John K. Carter, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Carol A. Sterlacci, Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

                                      * * *

Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206-4928, serves as sub-adviser to TA IDEX Janus Growth. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Trust and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

     John H. Bluher, Executive Vice President, Secretary and Chief Public Affairs Officer; Bonnie M. Howe, Vice President and Assistant General Counsel; Kelley Abbott Howes, Senior Vice President and General Counsel; Steven L. Scheid, Chief Executive Officer; David R. Kowalski, Senior Vice President of Compliance and Chief Compliance Officer; Robin C. Beery, Executive Vice President and Chief Marketing Officer; James P. Goff, Vice President and Director of Research; Edward F. Keely, Vice President; Karen L. Reidy, Vice President; Jonathan D. Coleman, Vice President; Ronald V. Speaker, Vice President; David J. Corkins, Vice President; Girard C. Miller, Executive Vice President and Chief Operating Officer; William H. Bales, Vice President; David
C. Decker, Vice President; Mike Lu, Vice President; Brent A. Lynn, Vice President; Thomas R. Malley, Vice President; Sharon S. Pichler, Vice President;
E. Marc Pinto, Vice President; Blaine P. Rollins, Vice President; Ron Sachs, Vice President; Scott W. Schoelzel, Vice President; J. Eric Thorderson, Vice President; Darrell W. Watters, Vice President; Jason Yee, Vice President; Stephen H. Belgrad, Senior Vice President of Finance and Strategy, and Treasurer; Matthew R. Luorma, Vice President-Taxation; Gregory A. Frost, Senior Vice President and Controller; Nigel J. Austin, Vice President of International Funds and General Counsel; Curt R. Foust, Vice President, Assistant Secretary and Assistant General Counsel; Kevin Lindsell, Vice President of Corporate Risk Management; Peter Boucher, Senior Vice President of Human Resources; Russell P. Shipman, Senior Vice President of Institutional Services; Ken E. Paieski, Vice President and Director of Separate Account Services; Jane C. Ingalls, Senior Vice President, Corporate Communications; Andrea J. Young, Senior Vice President, Information Technology; Douglas J. Laird, Vice President, Retail Services and Operations; Mark Thomas, Vice President; John J. Mari, Vice President; Blair E. Johnson, Vice President; Gary D. Black, Chief Investment Officer and President; John Zimmerman, Executive Vice President; Erich Gerth, Senior Vice President and Managing Director of Janus Global Adviser; Richard Gibson Smith, Vice President; Minyoung Sohn, Vice President; Claire Young Stilwell, Vice President; Jack Swift, Vice President of Institutional Investment Services; David R. Martin, Executive Vice President and Chief Financial Officer; Jesper Nergaard, Vice President of Investment Accounting; Dominic C. Martellano, Executive Vice President; Robert Watson, Senior Vice President; and James Yount, Senior Vice President.

                                      * * *

     Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth, is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                   Principal Occupation
----------------                   --------------------
Dennis M. Kass                     Director, Chairman and Chief Executive Officer,
                                   Jennison. Chairman and Manager, Quantitative
                                   Management Associates LLC ("QM"). Director and Vice
                                   President, Prudential Investment Management, Inc.
                                   ("PIM"). Signatory Second Vice President, The
                                   Prudential Insurance Company of America ("PICA").

Spiros Segalas                     Director, President and Chief Investment Officer,
                                   Jennison.

Ronald K. Andrews                  Director, Jennison.  Senior Vice President, Prudential
Gateway Center Three, 15th Floor   Investments LLC. Senior Vice President, American
100 Mulberry Street                Skandia Investment Services, Incorporated. Senior Vice
Newark, New Jersey  07102          President, American Skandia Advisory Services, Inc.
                                   Manager, QM.

NAME AND ADDRESS                   Principal Occupation
----------------                   --------------------
Timothy J. Knierim                 Director, Jennison.  Assistant Secretary, PIM
Gateway Center Two, 6th Floor      Warehouse, Inc. ("PIMW").  Corporate Secretary,
100 Mulberry Street                Pramerica Financial Asia Limited.  Secretary and Vice
Newark, New Jersey  07102          President, Residential Information Services, Inc. Vice
                                   President, PIM.  Manager, QM.

Bernard B. Winograd                Director, Jennison.  Director, Chief Executive Officer
Gateway Center Three, 15th Floor   and President, PIM.  Director and Vice President,
100 Mulberry Street                Prudential Asset Management Holding Company. Director
Newark, New Jersey  07102          and Chairman, PIMW.  Director and Chairman, PIC
                                   Holdings Limited.  Executive Vice President, Prudential
                                   Investment Management Services LLC.  Director and
                                   President, PIM Investments, Inc.  President, PIM
                                   Foreign Investments, Inc.  Signatory Second Vice
                                   President, PICA.  Manager, QM.

Mirry M. Hwang                     Secretary, Vice President and Corporate Counsel,
                                   Jennison.

Kenneth Moore                      Treasurer, Senior Vice President and Chief Financial
                                   Officer, Jennison. Chief Financial Officer, Manager
                                   and Vice President, QM. Vice President, PIM.
                                   Director, Prudential Trust Company ("PTC"). Signatory
                                   Second Vice President, PICA.

Blair A. Boyer                     Executive Vice President, Jennison.

David Chan                         Executive Vice President, Jennison.

Michael A. Del Balso               Executive Vice President, Jennison. Vice President,
                                   PTC.

Thomas F. Doyle                    Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts  02154

Daniel J. Duane                    Executive Vice President, Jennison. Vice President,
                                   PTC.

Scott L. Hayward                   Executive Vice President, Jennison. Vice President,
                                   PIM.  Vice President, QM.  Signatory Second Vice
                                   President, PICA.

Susan F. Hirsch                    Executive Vice President, Jennison.

David A. Kiefer                    Executive Vice President, Jennison. Vice President,
                                   PTC.

Jonathan R. Longley                Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts  02154

Mehdi A. Mahmud                    Executive Vice President, Jennison. Vice President, QM.

Kathleen A. McCarragher            Executive Vice President, Jennison. Vice President,
                                   PTC.

Thomas G. Wolfe                    Executive Vice President, Jennison.

Andrew Goldberg                    Senior Vice President, Jennison. Vice President, QM.
                                   Signatory Second Vice President, PICA.

Leslie S. Rolison                  Senior Vice President, Jennison.

                                     * * *

Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *

T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T. Rowe Price Small Cap. Directors of T. Rowe are: Edward C. Bernard; James A.C. Kennedy; William T. Reynolds; James S. Riepe; George A. Roche; and David Testa.

                                     * * *

Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Short-Term Bond and TA IDEX Transamerica Money Market. The officers are Gary U. Rolle', Principal, Managing Director and Chief Investment Officer; John C. Riazzi, Principal Managing Director and Chief Executive Officer; Michelle E. Stevens, Principal, Managing Director and Portfolio Manager; Heidi Y. Hu, Head of Fixed-Income Investments, Principal, Managing Director and Portfolio Manager; David W. Lubchenco, Principal and Managing Director; Glenn C. Weirick, Principal, Managing Director and Portfolio Manager; Bradley C. Slocum, Principal and Managing Director; Larry Norman, President and Chief Executive Officer of AEGON USA, Inc.; and Paula Nelsen, Chief Executive Officer of Transamerica. and Ray Ferrara, Manager, also serves as President, CEO of ProVise Management, a non-affiliated investment adviser.

                                      * * *

     Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM), and as co-sub-adviser to TA IDEX Templeton Great Companies Global. John R. Kenney, Member and Manager, serves as Chairman and Co-CEO. James Hare Huguet, Member and Manager, serves as President, Co-CEO and Chief Investment Officer.; Thomas R. Moriarty, Manager, also serves as Chairman, Director and Co-President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; John C. Riazzi, Manager, also serves as CEO of Transamerica Investment Management, LLC ("TIM"), an affiliated Investment Adviser of Great Companies, LLC; and Ray Ferrara, Manager, also serves as President and CEO of ProVise Management, a non-affiliated investment adviser.

                                      * * *

     Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to TA IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows:
Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Executive Vice President & Portfolio Manager - Research Analyst; Charles
R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive. Vice President & Director of Research; Cindy L. Sweeting, Executive. Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

     Federated Equity Management Company of Pennsylvania ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as co-sub-adviser to TA IDEX Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.

Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $198 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International

Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107
W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

     American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

     MFS Investment Management ("MFS"). 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to TA IDEX MFS International Equity. The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Jr., Martin E. Beaulieu, Robert J. Manning, C. James Prieur, Donald A. Stewart, William W. Stinson, James C. Baillie and Richard L. Schmalensee. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and also Director of Global Distribution. Mr. Parke is President and also Chief Investment Officer. Mr. Manning is also Executive Vice President and Chief Fixed Income Officer. Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Robert J. Whelan is a Senior Vice President and Chief Financial Officer of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                                      * * *

     Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Officers and Executive Officers of PIMCO are as follows: Tammie J. Arnold, William R. Benz, John B. Brynjolfsson, Wendy W. Cupps, Chris P. Dialynas, Mohamed A. El-Erian, William H. Gross (EC), Pasi M. Hamalainen, Brent R. Harris (EC), Douglas M. Hodge (Tokyo), Brent L. Holden (EC), Margaret E. Isberg, James M. Keller, Raymond G. Kennedy, John S. Loftus, Sudesh N. Mariappa, Scott A. Mather (Munich), Paul A. McCulley, Joseph McDevitt (London), James F. Muzzy, Mohan V. Phansalkar, William F. Podlich (Consulting), William C. Powers (EC), Ernest L. Schmider, W. Scott Simon, William S. Thompson (EC), Richard M. Weil (EC), Changhong Zhu; William S. Thompson, Chief Executive Officer; William H. Gross, Chief Investment Officer; John C. Maney, Chief Financial Officer; Mohan V. Phansalkar, Chief Legal Officer; Richard M. Weil, Chief Operating Officer; Denise C. Seliga, Chief Compliance Officer; R. Wesley Burns,

Director.

EC = Executive Committee of  PIMCO

                                      * * *

AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond. Its managers and officers are: MANAGERS:
     Eric B. Goodman
     Brenda K. Clancy
     Craig D. Vermie

OFFICERS:
     Eric B. Goodman, President & Chief Investment Officer
     Kirk W. Buese, Executive Vice President - Private Finance
     Frank E. Collecchia, Executive Vice President-Portfolio Management Daniel P. Fox, Executive Vice President - Risk Management
     David R. Ludke, Executive Vice President
     Mark J. Zinkula, Executive Vice President - Public Fixed Income David M. Carney, Senior Vice President and Chief Financial Officer Bradley J. Beman, Senior Vice President
     John T. Bender, Senior Vice President
     Joel L. Coleman, Senior Vice President
     Mark E. Dunn, Senior Vice President
     David R. Halfpap, Senior Vice President
     William L. Hurwitz, Senior Vice President
     Steven P. Opp, Senior Vice President
     Sarvjeev S. Sidhu, Senior Vice President
     Michael B. Simpson, Senior Vice President
     Jon L. Skaggs, Senior Vice President
     Robert A. Smedley, Senior Vice President
     Josh E. Braverman, Vice President
     Ashok K. Chawla, Vice President
     Jeffrey D. Coil, Vice President
     Garry E. Creed, Vice President
     Douglas A. Dean, Vice President
     Mark D. Evans, Vice President
     Robert Fitzsimmons, Vice President
     Robert L. Hansen, Vice President
     Jon D. Kettering, Vice President
     James R. Landis, Vice President
     Jeffrey T. McGlaun, Vice President
     Michael J. Parrish, Vice President
     Stephanie M. Phelps, Vice President
     Boning Tong, Vice President
     Michael A. Urban, Vice President
     Xueqing Wang, Vice President
     Jeffrey A. Whitehead, Vice President
     Karen R. Wright, Vice President
     M. Christina Galligan, Assistant Vice President
     Karen E. Hufnagel, Assistant Vice President
     Michael N. Meese, Assistant Vice President
     Mary T. Pech, Assistant Vice President
     Paul J. Houk, General Counsel and Secretary
     Clint L. Woods, Assistant Secretary
     Clifton W. Flenniken III, Assistant Treasurer
     Daniel Seward, Assistant Treasurer

     Stephanie Steele. Assistant Treasurer

                                      * * *

     Columbia Management Advisors, LLC (formerly, Banc of America Capital LLC) ("CMA"), 100 Federal Street, Boston, MA 02110, serves as sub-adviser to TA IDEX Marsico Growth and TA IDEX Marsico International Growth. Keith T. Banks, Chairman, President, Chief Executive Officer, Chief Investment Officer and Manager; Roger A. Sayler, Managing Director and Manager; Linda J. Wondrack, Chief Compliance Officer; Andrei G. Magasiner, Chief Financial Officer.

                                      * * *

     ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Global Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen
J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.

                                      * * *

     Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury"), serves as sub-adviser to TA IDEX Mercury Large Cap Value and TA IDEX Mercury Global Allocation. Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.

                                      * * *

     Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President and Chief Investment Officer; Harry E. Merriken III, is Senior Vice President; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul R. Stewart is Senior Vice President; Donna M. Squeri is General Counsel, Chief Compliance Officer, and Secretary; Gary H. Goldschmidt is Chief Financial Officer; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *

     Morgan Stanley Investment Management ("Morgan Stanley") serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Mid Cap Growth. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter
E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

                                      * * *

     J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid

Cap Value and JPMorgan International Bond. J.P. Morgan is a wholly-owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

     The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Evelyn V. Guernsey, Managing Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Anthony M. Roberts, Managing Director, Head of Legal; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Martin R. Porter, Managing Director, Global Head of Equities; Andrew Spencer, Managing Director, Chief Investment Officer of U.S. Retail Business; Francis X. Curley, Managing Director, Chief Compliance Officer; Clive S. Brown, Director; Iiman A. Pappas, Managing Director, Treasurer.

                                      * * *

     Evergreen Investment Management Company, LLC ("Evergreen"), is sub-adviser to TA IDEX Evergreen International Small Cap and TA IDEX Evergreen Health Care. The officers and directors are Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee/Director. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee/Director. Partner in the law firm of Cummings and Lockwood since 1968. James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee/Director. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993. Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee/Director. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988. Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee/Director. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990. William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee/Director. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990. Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlotte, NC-Trustee/Director. Medical Director, U.S. Healthcare of Charlotte, NC since 1995, President, Primary Physician Care from 1990 to 1996. Michael S. Scofield (53), 212 S. Tryon Street, Suite 1280, Charlotte, NC-Trustee/Director. Attorney, Law Offices of Michael S. Scofield since 1969. Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee/Director Emeritus. Corporate consultant since 1967. John J. Pileggi, 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992. Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr. Jeffries is a Trustee/Director Emeritus of eleven of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust).

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

                                      * * *

     UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value. Kai Reiner Sotorp is President and Director; Mark F. Kemper is Secretary and Chief Legal Officer; Joseph M. McGill is Chief Compliance Officer; Joseph A Varnas is Head of Product Technology and Operations; Brian D. Singer is Chief Investment Officer; and Robert P. Wolfangel is Chief Financial Officer.

                                      * * *

     Alliance Capital Management, LP ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value. Lewis A. Sanders is Vice Chairman and Chief Executive Officer; Roger Hertog is Vice Chairman and Director; Christopher M. Condron, Lorie A. Slutsky, Nicolas Moreau, Dominique Carrel-Billiard, Benjamin D. Holloway, Henri De Castries, Denis Duverne, Stanley B. Tulin, William Jarmain and Peter J. Tobin are Directors; Gerald M. Lieberman is President, Chief Operating Officer and Director; Robert
H. Joseph, Jr. is Senior Vice President and Chief Financial Officer; Mark R. Manley is Senior Vice President, Assistant Secretary and Chief Compliance Officer.

                                      * * *

     Neuberger Berman Management, Inc. ("Neuberger"), 605 Third Avenue, New York, New York 10158 serves as sub-adviser to TA IDEX Neuberger Berman International. Philip R. Carroll is Chief Compliance Officer; Peter E. Sundman is President and Director; Robert Matza, Jeffrey B. Lane and Jack L. Rivkin are Directors; Robert J. Conti and Brian J. Gaffney are Sr. Vice Presidents; Maxine
L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

                                      * * *

     OppenheimerFunds ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets and TA IDEX Oppenheimer Small- & Mid-Cap Value. John V. Murphy is President, Chief Executive Officer and Director; James H. Ruff, Michael Baldwin and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; Kurt J. Wolfgruber is Chief Investment Officer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.

                                      * * *

     Bjurman, Barry & Associates ("Bjurman,Barry"), 10100 Santa Monica Blvd., Ste. 1200, Los Angeles, CA 90067, serves as a sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth. G. Andrew Bjurman, CFA, CIC is President and Chief Executive Officer; O. Thomas Barry, CFA, CIC is Senior Executive Vice President and Chief Investment Officer; Stephen W. Shipman, CFA is Executive Vice President /Director of Research; Patrick T. Bradford, is Assistant Vice President/Head Equity Trader/Co-Manager; Roberto P. Wu, CFA, is Portfolio Manager/Research Analyst; and Kathy Pommet is Chief Compliance Offer.


ITEM 27 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

(a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

(b) Directors and Officers of Principal Underwriter

Name                       Positions and Offices with Underwriter    Positions and Offices with Registrant
----                       --------------------------------------    -------------------------------------
Larry N. Norman            (1) Director and President                N/A

Paula G. Nelson            (5) Director                              N/A

Phillip S. Eckman          (5)  Director                             N/A

Lisa Wachendorf            (1) Vice President and Chief Compliance   N/A
                               Officer

John K. Carter             (2) Vice President                        President, Chief Executive Officer,
                                                                     Secretary,
                                                                     Counsel and Chief Compliance Officer

Michael C. Massrock        (2) Vice President                        N/A

Carol A. Sterlacci         (2)  Assistant Controller and Treasurer   N/A

Frank A. Camp              (1) Secretary                             N/A

Teresa L. Stolba           (1)  Assistant Compliance Officer         N/A

Clifton W. Flenniken III   (4) Assistant Treasurer                   N/A

Priscilla I. Hechler       (2) Assistant Vice President and          N/A
                               Assistant Secretary

Darin D. Smith             (1) Vice President and                    N/A
                               Assistant Secretary

Kyle A. Keelan             (1) Vice President                        N/A

4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
570 Carillon Parkway, St. Petersburg, FL  33716-1202
400 West Market Street, Louisville, KY  40202
1111 North Charles Street, Baltimore, MD  21201
600 South Highway 169, Suite 1800, Minneapolis, MN 55426

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a) Shareholder records are maintained by the Registrant's transfer agent, Transamerica Fund Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

(b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29 MANAGEMENT SERVICES

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by TFAI, Janus, Jennison, T. Rowe Price, SaBAM, TIM, AUIM, Great Companies, Federated, Gateway, American Century, MFS, Clarion, CMA, Templeton, PIMCO, Evergreen, J.P. Morgan, Mercury, UBS, Alliance, Neuberger, Oppenheimer, Bjurman, Barry and Morgan Stanley pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 30 UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Transamerica IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 79 to its registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St.Petersburg, State of Florida, on the 31st, day of July, 2006.

                                       Transamerica IDEX Mutual Funds


                                       By: /s/ John K. Carter
                                           -------------------------------------
                                           John K. Carter*
                                           President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:





/s/ Peter R. Brown               Chairman & Trustee                July 31, 2006
------------------------------
Peter R. Brown*


/s/ Robert L. Anderson, Ph.D.    Trustee                           July 31, 2006
------------------------------
Robert L. Anderson, Ph.D.*


/s/ Daniel Calabria              Trustee                           July 31, 2006
------------------------------
Daniel Calabria*


/s/ Charles C. Harris            Trustee                           July 31, 2006
------------------------------
Charles C. Harris*


/s/ Jack E. Zimmerman            Trustee                           July 31, 2006
------------------------------
Jack E. Zimmerman*


/s/ Janice B. Case               Trustee                           July 31, 2006
------------------------------
Janice B. Case*


/s/ Russell A. Kimball, Jr.      Trustee                           July 31, 2006
------------------------------
Russell A. Kimball, Jr.*


/s/ Leo J. Hill                  Trustee                           July 31, 2006
------------------------------
Leo J. Hill*


/s/ William W. Short, Jr.        Trustee                           July 31, 2006
------------------------------
William W. Short, Jr.*


/s/ John W. Waechter             Trustee                           July 31, 2006
------------------------------
John W. Waechter*


/s/ Brian C. Scott               Trustee                           July 31, 2006
------------------------------
Brian C. Scott*


/s/ Norm R. Nielsen              Trustee                           July 31, 2006
------------------------------
Norm R. Nielsen*


/s/ Glenn E. Brightman           Sr. Vice President and            July 31, 2006
------------------------------   Principal Financial Officer
Glenn E. Brightman


/s/ John K. Carter                                                 July 31, 2006
------------------------------
* Signed by John K. Carter
Attorney in Fact

                                  EXHIBIT INDEX

                                  EXHIBIT INDEX

EXHIBIT NUMBER                        DESCRIPTION OF EXHIBIT
--------------                        ----------------------
23(d)(1)(jj)     Amendment to Investment Advisory Agreement - TA IDEX MFS
                 International Equity
23(d)(1)(uu)     Investment Advisory Agreement - TA IDEX Bjurman, Barry Micro
                 Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value
23(d)(2)(kkk)    Investment Sub-Advisory Agreement - TA IDEX Oppenheimer Small-
                 & Mid-Cap Value
23(d)(2)(lll)    Investment Sub-Advisory Agreement - TA IDEX Bjurman, Barry
                 Micro Emerging Growth
23(d)(2)(mmm)    Investment Sub-Advisory Agreement - TA IDEX MFS International
                 Equity
23(i)            Opinion of Counsel
23(p)(27)        Code of Ethics - Bjurman, Barry & Associates